PROSPECTUS

October 28, 2021

Emles Alpha Opportunities ETF

EOPS

Principal U.S. Listing Exchange for the Fund: Cboe BZX

Advised by:
Emles Advisors LLC
www.emles.com
Phone: (833) 673-2661

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

Emles Alpha Opportunities ETF (the “Fund”) seeks to maximize total return, with capital preservation as a secondary goal.

Fund Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Shareholder Fees	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.20%
Total Annual Fund Operating Expenses	1.95%

(1)	Other expenses are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets. Other expenses include estimated fees and expenses related to short selling.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated. This example assumes that the Fund provides a 5% return each year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Emles Alpha Opportunities ETF	$198	$612

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example provided above, affect the Fund’s performance. During the fiscal period from June 9, 2021 (commencement of operations) through June 30, 2021, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

The Adviser seeks to achieve the total return portion of the Fund’s investment objective by using a dynamic macro (top-down) and micro (bottom-up) approach to invest in a broad range of asset classes and individual investments, allowing the Fund to pursue any and all investment opportunities.

The Fund may invest in or seek exposure to a wide range of asset classes including, without limitation: (i) equities (of any market capitalization); (ii) fixed-income securities (including asset-backed securities, mortgage-backed securities and other collateralized obligations and all grades and maturities of domestic and foreign (including emerging markets) credit, including high yield (junk bonds)); (iii) commodities; (iv) real estate investment trusts (“REITs”); (v) currencies and (vi) options. The Adviser’s strategy seeks long and short exposure in these various asset classes and currencies, depending on the risk/reward.

The Fund may take long or short positions in the asset classes identified above either directly or indirectly through investments in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and derivative instruments such as, but not limited to, futures, swaps, options and currency forward contracts. The Fund may take short positions indirectly through investments in ETFs or ETNs, including inverse ETFs (funds that are designed to rise in price when stock prices are falling) or ETNs and derivative instruments (listed above) that are intended to provide inverse exposure to a particular asset class or currency. The Fund may also invest in leveraged ETFs. Long positions and short positions may be taken to enhance expected return, reduce expected risk or both. The Adviser expects the Fund’s net long exposure to typically be between 70% and 110% of total net assets, but it may range from -100% to 225% of total net assets over a short time horizon while an active directional exposure is being applied.

The Fund may invest in (i) futures contracts  typically based on, but not limited to, equity indexes, government bonds, commodities and currencies; (ii) swaps typically on, but not limited to, equity indexes, including custom equity indexes, equity index volatility/variance, government bonds, credit default indexes, inflation, commodities and commodity indexes; and (iii) options typically on, but not limited to, equity indexes, equity index futures, government bonds, government bond futures and currencies.

The Fund has no geographic or other limits on the allocation of its assets among asset classes, although it focuses on areas and regions predominantly in North America.

The Adviser seeks to achieve the capital preservation portion of the Fund’s investment objective by using active risk management techniques to hedge net exposure through options, ETFs and individual equities.

The Adviser’s asset allocation strategy is based primarily on the fundamental investment valuations of various asset classes. The Adviser’s goal is to identify large periodic discrepancies between fundamental values and market prices, actively shift between long or short positions, as well as allocate to cash and seek to capitalize on opportunities within and among the capital markets of the world.

The Adviser generally purchases, or shorts, a security when the market price is below or above the intrinsic valuation and the risk-reward profile is relatively more attractive than other opportunities. The Adviser generally sells a security when it believe its relative attractiveness has deteriorated, its valuation becomes excessive or risk associated with the security has increased significantly. In addition, the Adviser may sell a security if better investment opportunities emerge elsewhere.

The Adviser evaluates investments on a relative valuation basis and determine when investments are under-valued or over-valued based on proprietary measures.

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – Principal Risks.”

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Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Commodities Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Covered Call Option Risk. If the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the currencies in which the Fund’s investments are traded, in which the Fund receives income, or in which the Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons.

Debt Securities Risk. Investments in fixed income securities are subject to credit risk, interest rate risk and prepayment risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of fixed income securities). The Fund is exposed to heightened interest rate risk as interest rates rise from historically low levels. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity causing the Fund to invest in fixed income securities with lower interest rates. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk.

Derivatives Risk. The Fund may use swaps and futures to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to, changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•	Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.

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•	Swap Risk. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Whether the Fund’s use of swap agreements enhance the Fund’s total return will depend on the Adviser’s ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, the equity securities of energy companies in particular, or a particular company in which the Fund invests.

ETF Risk. ETFs are subject to investment advisory fees and other expenses, which is indirectly paid by the Fund. As a result, your cost of investing in the Fund is higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance.

•	Inverse ETF Risk. Investments in inverse ETFs prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

•	Leveraged ETF Risks. Investments in leveraged ETFs amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

ETN Risk. ETNs are securities that combine aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. Because ETNs are debt instruments of the issuer of the ETN, they are subject to the credit risk of the issuer. ETNs are also subject to the risk that they may trade at a premium or discount to value attributable to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Illiquid/Restricted Securities Risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Options Risk. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent. Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

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Real Estate Investment Trust Risk. Real Estate Investment Trusts (“REITs”) may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended, and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

Sector Risk. The Fund may focus its investments in securities of a particular sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Short Selling Risk. The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. The loss from a short position is potentially unlimited.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined under “Buying and Selling Fund Shares”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund expects that some or all of its creations and redemptions will be made for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares generally fluctuates in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on Cboe BZX (the “Exchange”). The Adviser cannot predict whether shares will trade below, at or above their NAV because the shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares are closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

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Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Government Securities Risk. The Fund may invest in U.S. Government obligations and U.S. Government Agency securities. The U.S. Government securities in the Fund’s portfolio may be subject to price fluctuations, and there is a risk that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Valuation Risk. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

Management

Investment Adviser

Emles Advisors LLC

Portfolio Managers

Gabriel Hammond and Nathan Miller (collectively, the “Portfolio Managers”) have served as Portfolio Managers since the Fund’s inception and are jointly and primarily responsible for the day-to-day management of the Fund.

Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread is available on the Fund’s website at www.emles.com.

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The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only “Authorized Participants” that have entered into contracts with the Fund’s distributor may purchase or redeem. An Authorized Participant is typically a market maker or broker-dealer. Creation Units consist of 25,000 shares, though this may change from time to time. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information About the Fund

Investment Objective

The Fund seeks to maximize total return, with capital preservation as a secondary goal. The Fund’s investment objective and principal investment strategy, as well as the Index are non-fundamental policies and may be changed by the Board without shareholder approval, as long as shareholders are provided with at least sixty (60) days’ prior written notice of any such change.

Principal Investment Strategies

The Adviser seeks to achieve the total return portion of the Fund’s investment objective by using a dynamic macro (top-down) and micro (bottom-up) approach to invest in a broad range of asset classes and individual investments, allowing the Fund to pursue any and all investment opportunities.

The Fund may invest in or seek exposure to a wide range of asset classes including, without limitation: (i) equities (of any market capitalization); (ii) fixed-income securities (including asset-backed securities, mortgage-backed securities and other collateralized obligations and all grades and maturities of domestic and foreign (including emerging markets) credit, including high yield (junk bonds)); (iii) commodities; (iv) real estate investment trusts (“REITs”); (v) currencies and (vi) options. The Adviser’s strategy seeks long and short exposure in these various asset classes and currencies, depending on the risk/reward.

The Fund may take long or short positions in the asset classes identified above either directly or indirectly through investments in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and derivative instruments such as, but not limited to, futures, swaps, options and currency forward contracts. The Fund may take short positions indirectly through investments in ETFs or ETNs, including inverse ETFs (funds that are designed to rise in price when stock prices are falling) or ETNs and derivative instruments (listed above) that are intended to provide inverse exposure to a particular asset class or currency. The Fund may also invest in leveraged ETFs. Long positions and short positions may be taken to enhance expected return, reduce expected risk or both. The Adviser expects the Fund’s net long exposure to typically be between 70% and 110% of total net assets, but it may range from -100% to 225% of total net assets over a short time horizon while an active directional exposure is being applied.

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The Fund may invest in (i) futures contracts  typically based on, but not limited to, equity indexes, government bonds, commodities and currencies; (ii) swaps typically on, but not limited to, equity indexes, including custom equity indexes, equity index volatility/variance, government bonds, credit default indexes, inflation, commodities and commodity indexes; and (iii) options typically on, but not limited to, equity indexes, equity index futures, government bonds, government bond futures and currencies.

The Fund has no geographic or other limits on the allocation of its assets among asset classes, although it focuses on areas and regions predominantly in North America.

The Adviser seeks to achieve the capital preservation portion of the Fund’s investment objective by using active risk management techniques to hedge net exposure through options, ETFs and individual equities.

The Adviser’s asset allocation strategy is based primarily on the fundamental investment valuations of various asset classes. The Adviser’s goal is to identify large periodic discrepancies between fundamental values and market prices, actively shift between long or short positions, as well as allocate to cash and seek to capitalize on opportunities within and among the capital markets of the world.

The Adviser generally purchases, or shorts, a security when the market price is below or above the intrinsic valuation and the risk-reward profile is relatively more attractive than other opportunities. The Adviser generally sells a security when it believes its relative attractiveness has deteriorated, its valuation becomes excessive or risk associated with the security has increased significantly. In addition, the Adviser may sell a security if better investment opportunities emerge elsewhere.

The Adviser evaluates investments on a relative valuation basis and determine when investments are under-valued or over-valued based on proprietary measures.

Principal Risks

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Commodities Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Covered Call Option Risk. If the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Currency Risk. If the Fund may invest in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

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Debt Securities Risk. Investments in fixed income securities are subject to credit risk, interest rate risk and prepayment risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of fixed income securities). The Fund is exposed to heightened interest rate risk as interest rates rise from historically low levels. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity causing the Fund to invest in fixed income securities with lower interest rates. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk.

Derivatives Risk. The Fund may use swaps and futures to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•	Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.

•	Swap Risk. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Whether the Fund’s use of swap agreements enhance the Fund’s total return will depend on the Adviser’s ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, the equity securities of energy companies in particular, or a particular company in which the Fund invests.

ETF Risk. ETFs are subject to investment advisory fees and other expenses, which are indirectly paid by the Fund. As a result, your cost of investing in the Fund is higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance.

•	Inverse ETF Risk. Investments in inverse ETFs prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

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•	Leveraged ETF Risks. Investments in leveraged ETFs amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

ETN Risk. ETNs are securities that combine aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. Because ETNs are debt instruments of the issuer of the ETN, they are subject to the credit risk of the issuer. ETNs are also subject to the risk that they may trade at a premium or discount to value attributable to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Illiquid/Restricted Securities Risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Options Risk. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent. Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Real Estate Investment Trust Risk. Real Estate Investment Trusts (“REITs”) may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended, and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

Sector Risk. The Fund may focus its investments in securities of a particular sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Short Selling Risk. The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. The loss from a short position is potentially unlimited.

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Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund expects that some or all of its creations and redemptions will be made for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares generally fluctuates in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their NAV because the shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares are closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Market Capitalization Risk. The Fund’s investment strategy considers investment in companies with various levels of capitalization. Below is a summary of the risks associated with each level of capitalization:

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Government Securities Risk. The Fund may invest in U.S. Government obligations and U.S. Government Agency securities. The U.S. Government securities in the Fund’s portfolio may be subject to price fluctuations, and there is a risk that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Valuation Risk. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

Cybersecurity

The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Portfolio Holdings Information

A description of the Fund policies and procedures with respect to the disclosure of the Fund portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Fund’s website at www.emles.com.

INVESTMENT MANAGEMENT

Investment Adviser

Emles Advisors LLC (the “Adviser”), established in 2019, serves as the investment adviser to the Fund. The Adviser, a Delaware limited liability company, is located at 437 Madison Avenue, 17th Floor, New York, New York 10022 and is an SEC-registered investment adviser. Pursuant to the management agreement (the “Management Agreement”) entered into between the Adviser and the Trust (on behalf of the Fund), the Adviser has overall responsibility for the general management and administration of the Trust and the Fund.

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In accordance with the Management Agreement, the Fund pays the Adviser an annual unitary management fee equal to 1.75% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any). A discussion regarding the basis for the Board’s approval of the Management Agreement is included in the Fund’s annual report to shareholders for the fiscal period ended June 30, 2021.

Portfolio Managers

Gabriel Hammond and Nathan Miller are the Portfolio Managers of the Fund. Each of the Portfolio Managers has been a Portfolio Manager of the Fund since inception.

●	Gabriel Hammond. After graduating from Johns Hopkins University in 2001, Mr. Hammond joined Goldman Sachs & Co. in the Energy & Power Group. In 2004, he left Goldman and founded SteelPath, an investment firm that focused exclusively on energy infrastructure, and Alerian, a leading energy infrastructure data and analytics company. In 2005, Alerian created and launched the first real-time index of master limited partnerships (“MLPs”). In 2010, SteelPath launched the first MLP mutual fund and Alerian launched the first MLP exchange traded fund. Mr. Hammond sold SteelPath and its mutual funds family to OppenheimerFunds, Inc. in 2012, but remained a portfolio manager until 2014, and he sold Alerian in 2018. In 2019, Mr. Hammond founded Emles Advisors LLC where he serves as the Chief Executive Officer.

●

Nathan Miller. Prior to joining Emles Advisors, Mr. Miller was the Chief Investment Officer and Founder of NGM Asset Management, a hedge fund focused on equity long/short, event-driven and catalyst strategies. Mr. Miller started his career in 2000 as a research analyst at Goldman Sachs & Co. prior to joining S.A.C Capital as a senior research analyst in 2003. Following S.A.C Capital, he transitioned into a portfolio management role at RBC Capital. Mr. Miller then joined Citadel Investment Group in 2011 as a portfolio manager with a focus on industrials, cyclicals, aerospace and defense.  Mr. Miller is a CFA Charterholder.  He holds a B.A. in Economics and a B.S. in Biomedical Engineering from John Hopkins University, where he graduated in 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities in the Fund.

Additional Information on Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Shares of the Fund trade on the Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares are priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

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Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends on a quarterly basis and distribute its net realized capital gains to investors annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Tax Information

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

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In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution is generally taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution reduces the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund are generally subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of shares generally is treated as a long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less. However, any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

18

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Distribution

Foreside Financial Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (the “Distributor”) in connection with the continuous offering of the Fund’s shares. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount and NAV Information

Information regarding the Fund’s NAV and how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.emles.com.

Additional Notices

Listing Exchange

shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Fund

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly to track general stock market performance. The Adviser is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s annual report to shareholders for the fiscal period ended June 30, 2021, which is available upon request.

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For a share outstanding throughout the periods indicated

Emles Alpha Opportunities ETF

	For the Period through June 30, 2021*
Net Asset Value, Beginning of Period	$26.68
Net Investment Income (loss)(a)	0.02
Net Realized and Unrealized Gains (Losses) from Investments	0.44	(g)
Total from Investment Activities	0.46
Distributions from New Investment Income	-
Total Distributions	-
Net Asset Value, End of Period	$27.14
Total Return at NAV(b)(c)	1.75%
Total Return at Market(b)(d)	1.80%
Ratio of Operating Expenses to Average Net Assets(e)	-	%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	1.03	%(i)
Net Assets at End of Period (000s)	$68,537
Portfolio Turnover(b)(f)	-%

*The Fund commenced operations on June 9, 2021.

(a)	Calculated based on average shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing security price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(h)	The ratio of expenses to average net assets would have been 1.75% had certain expenses not been voluntarily waived for the period ended June 30, 2021.
(i)	The ratio of Net Investment Income (Loss) to Average Net Assets would have been (0.72)% had certain expenses not been voluntarily waived for the period ended June 30, 2021.

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INVESTMENT ADVISER

Emles Advisors LLC

437 Madison Avenue, 17th Floor

New York, NY 10022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

CUSTODIAN & TRANSFER AGENT

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

FUND ACCOUNTANT AND FUND ADMINISTRATOR

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

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PRIVACY NOTICE

Rev. July 2020

FACTS	WHAT DOES EMLES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number ● Assets ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Emles Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Emles Trust share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at (833) 673-2661.

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Who are we
Who is providing this notice?	Emles Trust

What we do
How does Emles Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Emles Trust collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

▪       Name, phone number, social security number, assets, income, and date of birth; and

▪      Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪  sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪  affiliates from using your information to market to you

▪  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Emles Trust doesn’t jointly market.

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FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

Please refer to the SAI for additional information on the Fund. The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide additional information about the Fund investments. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the prior fiscal period.

To obtain a free copy of the SAI, the annual or semi-annual reports, request other information, and/or make general inquiries about the Fund, please call (833) 673-2661 or visit the Fund’s website at www.emles.com. You may also request the SAI and other information from your financial intermediary (such as a broker dealer or bank).

Reports and other information about the Fund are available:

Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-23431

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PROSPECTUS

October 28, 2021

Emles Luxury Goods ETF

LUXE

Principal U.S. Listing Exchange for the Fund: Cboe BZX

Advised by:
Emles Advisors LLC
www.emles.com
Phone: (833) 673-2661

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

The Emles Luxury Goods ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Emles Global Luxury 50 Index (the “Index”).

Fund Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Shareholder Fees	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emles Luxury Goods ETF	$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the fiscal period from November 24, 2020 (commencement of operations) to June 30, 2021, the Fund’s portfolio turnover rate was 60.82% of the average value of its portfolio.

1

Principal Investment Strategies

The Fund attempts to replicate the Index by investing all, or substantially all (at least 80%), of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. As of October 22, 2021, there were 50 issues in the Index.

The Index is comprised of global equities that provide exposure to the Index’s theme of luxury goods, as described below. The eligible universe of the Index consists of those companies that are included in at least one of the following sectors, as classified under the Global Industry Classification Standards (“GICS”): consumer discretionary, and consumer staples. Companies in the consumer discretionary and consumer staples sectors may include companies whose principal business is offering products or providing services related to: accessories, alcohol, apparel, athleisure, beauty, home, jewelry, and vehicles (each of the foregoing, a “sub-theme”). Companies relevant to the Index’s global luxury goods theme will include those that, based on the Index Provider’s own internal research and analysis, focus on and significantly benefit from sales and consumption of luxury goods globally and have a reasonably estimated revenue derived therefrom of at least 50%. The Index may at times include companies that do not fall into the listed sub-themes, but nonetheless are classified under GICS as consumer discretionary or consumer staples. To the extent practicable, weights are adjusted to generally limit each security to consist of no more than 3% of the entire portfolio value.

Emles Indexing LLC (the “Index Provider”) analyzes the eligible companies in accordance with its proprietary methodology, which uses publicly available information, such as annual reports, business descriptions, and financial news, to rate and weight the companies based on the degree to which the company, including its products or services, provides exposure to the applicable sub-theme(s). In addition to satisfying the GICS classification requirement, securities included in the Index must have, for at least six months prior to inclusion in the Index, (i) a minimum average daily trading volume of 50,000 shares and (ii) $25 million average daily trading value. Eligible securities must also have a share price of at least $1.00 at the date of inclusion in the Index and a minimum market valuation of $100 million. Securities valued in foreign currencies will be included in the Index based on their local currency equivalents at the prevailing exchange rate. Securities must meet the above requirements at that time in which they are selected to be included in the index, including upon rebalancing. The Index Provider’s Index Committee may determine to include a security with less than $25 million average daily trading value, provided it satisfies the remaining inclusion criteria and is deemed appropriate for inclusion in the Index. The Index seeks to rebalance quarterly, and under certain circumstances, such as a merger between two Index constituents, a special rebalance will be completed to maintain the Index’s weighting scheme.

The Index Provider’s methodology does not require that at least one company from each of the sub-themes be included in the Index. In addition, companies included in the Index may also operate business lines that generate revenue in other sub-themes.

Emles Indexing LLC (an affiliate of the Emles Advisors LLC (the “Adviser”)) is the index provider for the Index. S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P”) is the calculation agent for the Index and independently prices the Index on a continuous basis during equity market hours. The Fund has adopted procedures pursuant to Rule 17j-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) and the Adviser has adopted procedures to address any potential conflicts in accordance with Rule 204(A)(1) of the Investment Advisers Act of 1940. These procedures address the types of conflicts that may arise in connection with a self-indexing fund.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Adviser uses a full replication strategy, an indexing strategy that involves investing in all securities from the Index that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund seeks to invest from 80% (at the minimum) to significantly all of its net assets (plus borrowings for investment purposes) in the component securities of the Index. To the extent holding the component securities of the Index is not practicable, the Fund may invest in American Depository Receipts (“ADRs”).

2

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – Principal Risks.”

Equity Market Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in the consumer discretionary sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Foreign Securities Risk. Investments in securities (including ADRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar.

ADRs Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

Emerging Markets Risk. In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Risk of Investing in Developed Markets. The Fund’s investment in developed market issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed markets tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed markets have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed markets may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Thematic Investing Risk. The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index. There is no guarantee that the Index will reflect the theme.

3

Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.

Asset Class Risk. Securities and other assets in the Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined under “Buying and Selling Fund Shares”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on Cboe BZX (the “Exchange”). The Adviser cannot predict whether shares will trade below, at or above their NAV because the shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

4

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. Index sampling risk for the Fund is expected to be low.

Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.  The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

5

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.  The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

Management

Investment Adviser

Emles Advisors LLC

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Portfolio Managers

Gabriel Hammond, Eric Qian and Yevgeniy Shelkovskiy (collectively, the “Portfolio Managers”) have served as Portfolio Managers since the Fund’s inception and are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Fund” below.

Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread is available on the Fund’s website at www.emles.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only “Authorized Participants” that have entered into contracts with the Fund’s distributor may purchase or redeem. An Authorized Participant is typically a market maker or broker-dealer. Creation Units consist of 25,000 shares, though this may change from time to time. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information About the Fund

Investment Objective

The Fund seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Index. The Fund’s investment objective and principal investment strategy, as well as the Index are non-fundamental policies and may be changed by the Board without shareholder approval, as long as shareholders are provided with at least sixty (60) days’ prior written notice of any such change.

Principal Investment Strategies

The Fund attempts to replicate the Index by investing all, or substantially all (at least 80%), of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. As of October 22, 2021, there were 50 issues in the Index.

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The Index is comprised of global equities that provide exposure to the Index’s theme of luxury goods, as described below. The eligible universe of the Index consists of those companies that are included in at least one of the following sectors, as classified under the GICS: consumer discretionary, and consumer staples. Companies in the consumer discretionary and consumer staples sectors may include companies whose principal business is offering products or providing services related to accessories, alcohol, apparel, athleisure, beauty, home, jewelry, and vehicles (each of the foregoing, a “sub-theme”). Companies relevant to the Index’s global luxury goods theme will include those that, based on the Index Provider’s own internal research and analysis, focus on and significantly benefit from sales and consumption of luxury goods globally and have a reasonably estimated revenue derived therefrom of at least 50%. The Index may at times include companies that do not fall into the listed sub-themes, but nonetheless are classified under GICS as consumer discretionary or consumer staples. To the extent practicable, weights are adjusted to generally limit each security to consist of no more than 3% of the entire portfolio value.

The Index Provider analyzes the eligible companies in accordance with its proprietary methodology, which uses publicly available information, such as annual reports, business descriptions, and financial news, to rate and weight the companies based on the degree to which the company, including its products or services, provides exposure to the applicable sub-theme(s). In addition to satisfying the GICS classification requirement, securities included in the Index must have, for at least six months prior to inclusion in the Index, (i) a minimum average daily trading volume of 50,000 shares and (ii) $25 million average daily trading value. Eligible securities must also have a share price of at least $1.00 at the date of inclusion in the Index and a minimum market valuation of $100 million. Securities valued in foreign currencies will be included in the Index based on their local currency equivalents at the prevailing exchange rate. Securities must meet the above requirements at that time in which they are selected to be included in the index, including upon rebalancing. The Index Provider’s Index Committee may determine to include a security with less than $25 million average daily trading value, provided it satisfies the remaining inclusion criteria and is deemed appropriate for inclusion in the Index. The Index seeks to rebalance quarterly, and under certain circumstances, such as a merger between two Index constituents, a special rebalance will be completed to maintain the Index’s weighting scheme.

The Index Provider’s methodology does not require that at least one company from each of the sub-themes be included in the Index. In addition, companies included in the Index may also operate business lines that generate revenue in other sub-themes.

Emles Indexing LLC (an affiliate of the Adviser) is the index provider for the Index. S&P is the calculation agent for the Index and independently prices the Index on a continuous basis during equity market hours. The Fund has adopted procedures pursuant to Rule 17j-1 of the 1940 Act, and the Adviser has adopted procedures to address any potential conflicts in accordance with Rule 204(A)(1) of the Investment Advisers Act of 1940. These procedures address the types of conflicts that may arise in connection with a self-indexing fund.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Adviser uses a full replication strategy, an indexing strategy that involves investing in all securities from the Index that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund seeks to invest from 80% (at the minimum) to significantly all of its net assets (plus borrowings for investment purposes) in the component securities of the Index. To the extent holding the component securities of the Index is not practicable, the Fund may invest in ADRs.

Principal Risks

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

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Equity Market Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in the consumer discretionary sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Foreign Securities Risk. Investments in securities (including ADRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar.

ADRs Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

Emerging Markets Risk. In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Risk of Investing in Developed Markets. The Fund’s investment in developed market issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed markets tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed markets have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed markets may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Thematic Investing Risk. The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index. There is no guarantee that the Index will reflect the theme.

Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

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Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.

Asset Class Risk. Securities and other assets in the Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined under “Buying and Selling Fund Shares” may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. Index sampling risk for the Fund is expected to be low.

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Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.  The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Market Capitalization Risk. The Fund’s investment strategy considers investment in companies with various levels of capitalization. Below is a summary of the risks associated with each level of capitalization:

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

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●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

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Cybersecurity

The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Temporary Defensive Positions

The Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating assets to cash, cash equivalent investments or other less volatile instruments—in response to unusual market, economic, political, or other adverse conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Portfolio Holdings Information

A description of the Fund policies and procedures with respect to the disclosure of the Fund portfolio holdings is available in the Statement of Additional Information (the “SAI”) and on the Fund’s website at www.emles.com.

INVESTMENT MANAGEMENT

Investment Adviser

Emles Advisors LLC, established in 2019, serves as the investment adviser to the Fund. The Adviser, a Delaware limited liability company, is located at 437 Madison Avenue, 17th Floor, New York, New York 10022 and is an SEC-registered investment adviser. Pursuant to the management agreement (the “Management Agreement”) entered into between the Adviser and the Trust (on behalf of the Fund), the Adviser has overall responsibility for the general management and administration of the Trust and the Fund.

In accordance with the Management Agreement, the Fund pays the Adviser an annual unitary management fee equal to 0.60% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

A discussion regarding the basis for the Board’s approval of the Management Agreement is included in the Fund’s semi-annual report to shareholders for the period ended December 31, 2020.

The Adviser and its control persons may invest in the Fund for true investment purposes. However, the Adviser and/or its control persons purchased a significant number of shares in the Fund upon the commencement of investment operations for non-investment purposes (a “Seed Investment”). Seed Investments were made in order to ensure efficient trading and market operations until the Fund reaches more operationally sustainable asset levels, at which time, the Adviser and its control persons may gradually reduce and eventually eliminate the Seed Investments. As such, the majority of the outstanding shares of the Fund will initially be held by the Adviser and/or its control persons. In an attempt to mitigate market risk of the Seed Investments, in each case the Adviser and/or its control persons intend to sell the Fund’s portfolio positions (or highly correlated assets) short, or enter into a swap transaction, in order to achieve a market neutral or hedged Seed Investment. In doing so, the objective is that losses in the Fund will be offset by gains in the short positions or swap, and gains in the Fund will be offset by losses on the short positions or swap. Neither the Adviser nor its control persons intend to profit from the hedging transactions. All transactions are monitored by the Adviser’s chief compliance officer.

Portfolio Managers

Gabriel Hammond, Eric Qian and Yevgeniy Shelkovskiy are the Portfolio Managers of the Fund. Each of the Portfolio Managers has been a Portfolio Manager of the Fund since inception.

●	Gabriel Hammond. After graduating from Johns Hopkins University in 2001, Mr. Hammond joined Goldman Sachs & Co. in the Energy & Power Group. In 2004, he left Goldman and founded SteelPath, an investment firm that focused exclusively on energy infrastructure, and Alerian, a leading energy infrastructure data and analytics company. In 2005, Alerian created and launched the first real-time index of master limited partnerships (“MLPs”). In 2010, SteelPath launched the first MLP mutual fund and Alerian launched the first MLP exchange traded fund. Mr. Hammond sold SteelPath and its mutual funds family to OppenheimerFunds, Inc. in 2012, but remained a portfolio manager until 2014, and he sold Alerian in 2018. In 2019, Mr. Hammond founded Emles Advisors LLC where he serves as the Chief Executive Officer.

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●	Eric Qian. After graduating from the University of Maryland in 2015, Mr. Qian joined BlackRock as a portfolio analyst where he was involved in portfolio construction, implementation, and analytics across multi-sector, public, and private credit funds. During this time, Mr. Qian contributed to internal and external engagements spanning launches of novel asset risk models, equity derivative valuation models, and BlackRock Self Indexing (now, BlackRock Index Services). Prior to joining Emles, Mr. Qian was a lead index manager at Nasdaq where he enabled the index business’ quantitative capabilities and regulatory compliance, while also managing over $50 billion in multi-asset index AUM across sector indexes, systematic factor strategies, and strategic product relationships.

●	Yevgeniy Shelkovskiy. After graduating from Boston University in 2014, Mr. Shelkovskiy began his career at HSBC, where he covered Financials, Mining, Materials, and Retail companies both in the U.S. and globally. Concurrently, his responsibilities also included top-down global equity strategy research. After HSBC, he joined Bank of America Merrill Lynch in 2018, with a coverage focus on North American Mining and Materials companies. He joined Emles Advisors LLC in 2018. Mr. Shelkovskiy is a Chartered Financial Analyst (CFA) and a Chartered Alternative Investment Analyst (CAIA) charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities in the Fund.

Additional Information on Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Shares of the Fund trade on the Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares are priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

14

Dividends and Distributions

The Fund intends to pay out dividends on a quarterly basis and distribute its net realized capital gains to investors annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors, or Authorized Participants who have entered into contracts with the Fund’s Distributor, are authorized to purchase and redeem shares directly from the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The Board has not adopted a policy of monitoring for frequent trading activity on the secondary market because shares of the Fund are listed for trading on a national securities exchange.

Tax Information

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

15

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution is generally taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

16

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund are generally subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of shares generally is treated as a long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less. However, any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Distribution

Foreside Financial Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (the “Distributor”) in connection with the continuous offering of the Fund’s shares. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount and NAV Information

Information regarding the Fund’s NAV and how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.emles.com.

Additional Notices

Listing Exchange

shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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The Adviser and the Fund

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. The Adviser is the licensor of the Index, trademarks, service marks and trade names of the Fund. The Adviser has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing, or calculating the Index. The Adviser is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable. The Adviser and the Fund do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. The Index’s past performance is not necessarily an indication of how the Index will perform in the future. The Adviser has contracted with an independent calculation agent to calculate the Index.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s annual report to shareholders for the fiscal period ended June 30, 2021, which is available upon request.

For a share outstanding throughout the periods indicated

Emles Luxury Goods ETF

For the Period through June 30, 2021*
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (loss)(a)	0.02
Net Realized and Unrealized Gains (Losses) from Investments	6.49
Total from Investment Activities	6.51
Distributions from New Investment Income	- (g)
Total Distributions	- (g)
Net Asset Value, End of Period	$31.51
Total Return at NAV(b)(c)	26.06%
Total Return at Market(b)(d)	26.53%
Ratio of Operating Expenses to Average Net Assets(e)	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	0.09%
Net Assets at End of Period (000s)	$3,939
Portfolio Turnover(b)(f)	60.82%

*The Fund commenced operations on November 24, 2020.

(a)	Calculated based on average shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing security price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.
(g)	Amount is less than $0.005.
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INVESTMENT ADVISER

Emles Advisors LLC

437 Madison Avenue, 17th Floor

New York, NY 10022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

CUSTODIAN & TRANSFER AGENT

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

FUND ACCOUNTANT AND FUND ADMINISTRATOR

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

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PRIVACY NOTICE

Rev. July 2020

FACTS	WHAT DOES EMLES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number ● Assets ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Emles Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Emles Trust share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at (833) 673-2661.

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Who are we
Who is providing this notice?	Emles Trust

What we do
How does Emles Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Emles Trust collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

▪      Name, phone number, social security number, assets, income, and date of birth; and

▪     Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ affiliates from using your information to market to you

▪ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Emles Trust doesn’t jointly market.

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FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

Please refer to the SAI for additional information on the Fund. The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide additional information about the Fund investments. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the prior fiscal period.

To obtain a free copy of the SAI, the annual or semi-annual reports, request other information, and/or make general inquiries about the Fund, please call (833) 673-2661 or visit the Fund’s website at www.emles.com. You may also request the SAI and other information from your financial intermediary (such as a broker dealer or bank).

Reports and other information about the Fund are available:

Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-23431

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PROSPECTUS

October 28, 2021

Emles Federal Contractors ETF

FEDX

Principal U.S. Listing Exchange for the Fund: Cboe BZX

Advised by:
Emles Advisors LLC
www.emles.com
Phone: (833) 673-2661

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

The Emles Federal Contractors ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Emles Federal Contractors Index (the “Index”).

Fund Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Shareholder Fees	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emles Federal Contractors ETF	$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the fiscal period from October 14, 2020 (commencement of operations) through June 30, 2021, the Fund’s portfolio turnover rate was 54.68% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to replicate the Index by investing all, or substantially all (no less than 80%), of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. As of October 22, 2021, there were 19 issues in the Index.

1

The Index is comprised of U.S. equity securities that provide exposure to the Index’s theme of U.S. federal contractors. Companies relevant to the Index’s federal contractor theme are those that had at least 40% revenue exposure to federal contracts with the U.S. government in the previous fiscal year (defined as ending on September 30th). Companies that are awarded federal contracts amounting to at least 40% of revenues may include companies whose principal business is offering products or providing services related to: aerospace & defense, information technology, cybersecurity, and healthcare (each of the foregoing, a “sub-theme”). The Index may at times include companies that do not fall into the listed sub-themes, but nonetheless satisfy the 40% revenue exposure requirement. The Index aims to have a weighted average federal contract revenue exposure of 50% or above. The Fund concentrates its investments (i.e., under normal circumstances, invest 25% or more of its total assets) in the aerospace and defense industry, to the extent that the Index is concentrated in that industry.

Emles Indexing LLC (the “Index Provider”) analyzes the eligible companies in accordance with its proprietary methodology, which uses publicly available information, such as annual reports, business descriptions, and financial news, to rate and weight the companies based on the degree to which the company, including its products or services, provides exposure to the applicable sub-theme(s). In addition to having a 40% revenue exposure to federal contracts with the U.S. government, securities included in the Index must have, for the six months prior to inclusion in the Index, (i) a minimum average daily trading volume of 100,000 shares, (ii) $10 million in average daily trading value and (iii) a minimum share price of $5.00. Further, each security must have a market capitalization of at least $100 million. Securities must meet the above requirements at that time in which they are selected to be included in the index, including upon rebalancing. The Index Provider’s Index Committee may determine to include a security with less than $10 million average daily trading value, provided it satisfies the remaining inclusion criteria and is deemed appropriate for inclusion in the Index. The Index seeks to rebalance quarterly, and under certain circumstances, such as a merger between two Index constituents, a special rebalance will be completed to maintain the Index’s weighting scheme.

Emles Indexing LLC (an affiliate of Emles Advisors LLC (the “Adviser”)) is the index provider for the Index. S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P”) is the calculation agent for the Index and independently prices the Index on a continuous basis during equity market hours. The Fund has adopted procedures pursuant to Rule 17j-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) and the Adviser has adopted procedures to address any potential conflicts in accordance with Rule 204(A)(1) of the Investment Advisers Act of 1940. These procedures address the types of conflicts that may arise in connection with a self-indexing fund.

The Index Provider’s methodology does not require that a company from each of the sub-themes be included in the Index. In addition, companies included in the Index may also operate business lines that generate revenue in other sub-themes.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Adviser uses a full replication strategy, an indexing strategy that involves investing in all securities from the Index that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund seeks to invest from 80% (at the minimum) to significantly all of its net assets (plus borrowings for investment purposes) in the component securities of the Index.

Principal Risks of Investing in the Fund

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – Principal Risks.”

2

Equity Market Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Aerospace and Defense Industry Risk. The aerospace and defense industry can be significantly affected by government defense and aerospace regulation and spending policies. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Information Technology Sector Risk. Companies in the technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology tend to be more volatile than the overall market, and are also are heavily dependent on patent and intellectual property rights. In addition, technology companies may have limited product lines, markets, financial resources or personnel.

Healthcare Sector Risk. Companies in the healthcare sector, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.

Thematic Investing Risk. The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index. There is no guarantee that the Index will reflect the theme.

Asset Class Risk. Securities and other assets in the Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined under “Buying and Selling Fund Shares”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

3

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares generally fluctuates in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on Cboe BZX (the “Exchange”). The Adviser cannot predict whether shares will trade below, at or above their NAV because the shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. Index sampling risk for the Fund is expected to be low.

Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

4

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.  The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.  The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

5

Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

Management

Investment Adviser

Emles Advisors LLC

Portfolio Managers

Gabriel Hammond, Eric Qian and Yevgeniy Shelkovskiy (collectively, the “Portfolio Managers”) have served as Portfolio Managers since the Fund’s inception and are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Fund” below.

Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread is available on the Fund’s website at www.emles.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only “Authorized Participants” that have entered into contracts with the Fund’s distributor may purchase or redeem. An Authorized Participant is typically a market maker or broker-dealer. Creation Units consist of 25,000 shares, though this may change from time to time. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

6

Additional Information About the Fund

Investment Objective

The Fund seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Index. The Fund’s investment objective and principal investment strategy, as well as the Index are non-fundamental policies and may be changed by the Board without shareholder approval, as long as shareholders are provided with at least sixty (60) days’ prior written notice of any such change.

Principal Investment Strategies

The Fund attempts to replicate the Index by investing all, or substantially all (no less than 80%), of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. As of October 22, 2021, there were 19 issues in the Index.

The Index is comprised of U.S. equity securities that provide exposure to the Index’s theme of U.S. federal contractors. Companies relevant to the Index’s federal contractor theme are those that had at least 40% revenue exposure to federal contracts with the U.S. government in the previous fiscal year (defined as ending on September 30th). Companies that are awarded federal contracts amounting to at least 40% of revenues may include companies whose principal business is offering products or providing services related to: aerospace & defense, information technology, cybersecurity, and healthcare (each of the foregoing, a “sub-theme”). The Index may at times include companies that do not fall into the listed sub-themes, but nonetheless satisfy the 40% revenue exposure requirement. The Index aims to have a weighted average federal contract revenue exposure of 50% or above. The Fund concentrates its investments (i.e., under normal circumstances, invest 25% or more of its total assets) in the aerospace and defense industry, to the extent that the Index is concentrated in that industry.

The Index Provider analyzes the eligible companies in accordance with its proprietary methodology, which uses publicly available information, such as annual reports, business descriptions, and financial news, to rate and weight the companies based on the degree to which the company, including its products or services, provides exposure to the applicable sub-theme(s). In addition to having a 40% revenue exposure to federal contracts with the U.S. government, securities included in the Index must have, for the six months prior to inclusion in the Index, (i) a minimum average daily trading volume of 100,000 shares, (ii) $10 million in average daily trading value and (iii) a minimum share price of $5.00. Further, each security must have a market capitalization of at least $100 million. Securities must meet the above requirements at that time in which they are selected to be included in the index, including upon rebalancing. The Index Provider’s Index Committee may determine to include a security with less than $10 million average daily trading value, provided it satisfies the remaining inclusion criteria and is deemed appropriate for inclusion in the Index. The Index seeks to rebalance quarterly, and under certain circumstances, such as a merger between two Index constituents, a special rebalance will be completed to maintain the Index’s weighting scheme.

Emles Indexing LLC (an affiliate of the Adviser) is the index provider for the Index. S&P is the calculation agent for the Index and independently prices the Index on a continuous basis during equity market hours. The Fund has adopted procedures pursuant to Rule 17j-1 of the 1940 Act, and the Adviser has adopted procedures to address any potential conflicts in accordance with Rule 204(A)(1) of the Investment Advisers Act of 1940. These procedures address the types of conflicts that may arise in connection with a self-indexing fund.

The Index Provider’s methodology does not require that a company from each of the sub-themes be included in the Index. In addition, companies included in the Index may also operate business lines that generate revenue in other sub-themes.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Adviser uses a full replication strategy, an indexing strategy that involves investing in all securities from the Index that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings) and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund seeks to invest from 80% (at the minimum) to significantly all of its net assets (plus borrowings for investment purposes) in the component securities of the Index.

7

Principal Risks

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

Equity Market Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Aerospace and Defense Industry Risk. The aerospace and defense industry can be significantly affected by government defense and aerospace regulation and spending policies. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Information Technology Sector Risk. Companies in the technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology tend to be more volatile than the overall market, and are also are heavily dependent on patent and intellectual property rights. In addition, technology companies may have limited product lines, markets, financial resources or personnel.

Healthcare Sector Risk. Companies in the healthcare sector, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.

Thematic Investing Risk. The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index. There is no guarantee that the Index will reflect the theme.

Asset Class Risk. Securities and other assets in the Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

8

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined under “Buying and Selling Fund Shares” may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. Index sampling risk for the Fund is expected to be low.

Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

9

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.  The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Market Capitalization Risk. The Fund’s investment strategy considers investment in companies with various levels of capitalization. Below is a summary of the risks associated with each level of capitalization:

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

10

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Cybersecurity

The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Temporary Defensive Positions

The Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating assets to cash, cash equivalent investments or other less volatile instruments — in response to unusual market, economic, political, or other adverse conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Portfolio Holdings Information

A description of the Fund policies and procedures with respect to the disclosure of the Fund portfolio holdings is available in the Statement of Additional Information (the “SAI”) and on the Fund’s website at www.emles.com.

INVESTMENT MANAGEMENT

Investment Adviser

Emles Advisors LLC, established in 2019, serves as the investment adviser to the Fund. The Adviser, a Delaware limited liability company, is located at 437 Madison Avenue, 17th Floor, New York, New York 10022 and is an SEC-registered investment adviser. Pursuant to the management agreement (the “Management Agreement”) entered into between the Adviser and the Trust (on behalf of the Fund), the Adviser has overall responsibility for the general management and administration of the Trust and the Fund.

In accordance with the Management Agreement, the Fund pays the Adviser an annual unitary management fee equal to 0.60% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

A discussion regarding the basis for the Board’s approval of the Management Agreement is included in the Fund’s semi-annual report to shareholders for the period ended December 31, 2020.

The Adviser and its control persons may invest in the Fund for true investment purposes. However, the Adviser and/or its control persons purchased a significant number of shares in the Fund upon the commencement of investment operations for non-investment purposes (a “Seed Investment”). Seed Investments were made in order to ensure efficient trading and market operations until the Fund reaches more operationally sustainable asset levels, at which time, the Adviser and its control persons may gradually reduce and eventually eliminate the Seed Investments. As such, the majority of the outstanding shares of the Fund will initially be held by the Adviser and/or its control persons. In an attempt to mitigate market risk of the Seed Investments, in each case the Adviser and/or its control persons intend to sell the Fund’s portfolio positions (or highly correlated assets) short, or enter into a swap transaction, in order to achieve a market neutral or hedged Seed Investment. In doing so, the objective is that losses in the Fund will be offset by gains in the short positions or swap, and gains in the Fund will be offset by losses on the short positions or swap. Neither the Adviser nor its control persons intend to profit from the hedging transactions. All transactions are monitored by the Adviser’s chief compliance officer.

Portfolio Managers

Gabriel Hammond, Eric Qian and Yevgeniy Shelkovskiy are the Portfolio Managers of the Fund. Each of the Portfolio Managers has been a Portfolio Manager of the Fund since inception.

●

Gabriel Hammond. After graduating from Johns Hopkins University in 2001, Mr. Hammond joined Goldman Sachs & Co. in the Energy & Power Group. In 2004, he left Goldman and founded SteelPath, an investment firm that focused exclusively on energy infrastructure, and Alerian, a leading energy infrastructure data and analytics company. In 2005, Alerian created and launched the first real-time index of master limited partnerships (“MLPs”). In 2010, SteelPath launched the first MLP mutual fund and Alerian launched the first MLP exchange traded fund. Mr. Hammond sold SteelPath and its mutual funds family to OppenheimerFunds, Inc. in 2012, but remained a portfolio manager until 2014, and he sold Alerian in 2018. In 2019, Mr. Hammond founded Emles Advisors LLC where he serves as the Chief Executive Officer.

●	Eric Qian. After graduating from the University of Maryland in 2015, Mr. Qian joined BlackRock as a portfolio analyst where he was involved in portfolio construction, implementation, and analytics across multi-sector, public, and private credit funds. During this time, Mr. Qian contributed to internal and external engagements spanning launches of novel asset risk models, equity derivative valuation models, and BlackRock Self Indexing (now, BlackRock Index Services). Prior to joining Emles, Mr. Qian was a lead index manager at Nasdaq where he enabled the index business’ quantitative capabilities and regulatory compliance, while also managing over $50 billion in multi-asset index AUM across sector indexes, systematic factor strategies, and strategic product relationships.

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●	Yevgeniy Shelkovskiy. After graduating from Boston University in 2014, Mr. Shelkovskiy began his career at HSBC, where he covered Financials, Mining, Materials, and Retail companies both in the U.S. and globally. Concurrently, his responsibilities also included top-down global equity strategy research. After HSBC, he joined Bank of America Merrill Lynch in 2018, with a coverage focus on North American Mining and Materials companies. He joined Emles Advisors LLC in 2018. Mr. Shelkovskiy is a Chartered Financial Analyst (CFA) and a Chartered Alternative Investment Analyst (CAIA) charterholder.

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities in the Fund.

Additional Information on Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Shares of the Fund trade on the Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares are priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends on a quarterly basis and distribute its net realized capital gains to investors annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

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Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors, or Authorized Participants who have entered into contracts with the Fund’s Distributor, are authorized to purchase and redeem shares directly from the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The Board has not adopted a policy of monitoring for frequent trading activity on the secondary market because shares of the Fund are listed for trading on a national securities exchange.

Tax Information

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell shares in the secondary market or (iii) you create or redeem Creation Units.

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Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund are generally subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

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Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of shares generally is treated as a long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less. However, any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Distribution

Foreside Financial Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (the “Distributor”) in connection with the continuous offering of the Fund’s shares. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount and NAV Information

Information regarding the Fund’s NAV and how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.emles.com

Additional Notices

Listing Exchange

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

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Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Fund

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. The Adviser is the licensor of the Index, trademarks, service marks and trade names of the Fund. The Adviser has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing, or calculating the Index. The Adviser is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable. The Adviser and the Fund do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. The Index’s past performance is not necessarily an indication of how the Index will perform in the future. The Adviser has contracted with an independent calculation agent to calculate the Index.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s annual report to shareholders for the fiscal period ended June 30, 2021, which is available upon request.

For a share outstanding throughout the periods indicated

Emles Federal Contractors ETF

For the Period through June 30, 2021*
Net Asset Value, Beginning of Period	$24.81
Net Investment Income (loss)(a)	0.32
Net Realized and Unrealized Gains (Losses) from Investments	4.64
Total from Investment Activities	4.96
Distributions from New Investment Income	(0.39)
Total Distributions	(0.39)
Net Asset Value, End of Period	$29.38
Total Return at NAV(b)(c)	20.08%
Total Return at Market(b)(d)	20.15%
Ratio of Operating Expenses to Average Net Assets(e)	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	1.67%
Net Assets at End of Period (000s)	$5,876
Portfolio Turnover(b)(f)	54.68%

*The Fund commenced operations on October 14, 2020.

(a)	Calculated based on average shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing security price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.

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INVESTMENT ADVISER

Emles Advisors LLC

437 Madison Avenue, 17th Floor

New York, NY 10022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

CUSTODIAN & TRANSFER AGENT

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

FUND ACCOUNTANT AND FUND ADMINISTRATOR

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

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PRIVACY NOTICE

Rev. July 2020

FACTS	WHAT DOES EMLES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number ● Assets ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Emles Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Emles Trust share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at (833) 673-2661.

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Who are we
Who is providing this notice?	Emles Trust

What we do
How does Emles Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Emles Trust collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

▪      Name, phone number, social security number, assets, income, and date of birth; and

▪     Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ affiliates from using your information to market to you

▪ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Emles Trust doesn’t jointly market.

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FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

Please refer to the SAI for additional information on the Fund. The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide additional information about the Fund investments. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the prior fiscal period.

To obtain a free copy of the SAI, the annual or semi-annual reports, request other information, and/or make general inquiries about the Fund, please call (833) 673-2661 or visit the Fund’s website at www.emles.com. You may also request the SAI and other information from your financial intermediary (such as a broker dealer or bank).

Reports and other information about the Fund are available:

Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-23431

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PROSPECTUS

October 28, 2021

Emles Real Estate Credit ETF

REC

Principal U.S. Listing Exchange for the Fund: Cboe BZX

Advised by:
Emles Advisors LLC
www.emles.com
Phone: (833) 673-2661

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

Emles Real Estate Credit ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Solactive U.S. Real Estate Bond Index (the “Index”).

Fund Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Shareholder Fees	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emles Real Estate Credit ETF	$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the fiscal period from October 14, 2020 (commencement of operations) through June 30, 2021, the Fund’s portfolio turnover rate was 86.44% of the average value of its portfolio.

Principal Investment Strategies

The Index is a market value weighted index designed to measure the performance of corporate bonds issued in the U.S. by U.S. companies (and their subsidiaries) in the real estate sector. For purposes of the Index, “corporate bonds” shall include fixed rate coupon bonds, sinkable and amortizing bonds, bearer bonds, zero-coupon bonds, callable and puttable bonds, covered bonds, fixed-to-float bonds (provided they are currently fixed and are at least one year from their reset date), (callable) perpetual fixed rate bonds (provided they are at least one year from their first call date) and securities with alternative coupon mechanisms (such as rate driven coupon schedules, step-up bonds with known schedules of issuance and PIK).

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The Index seeks to track the performance of U.S. dollar-denominated, investment-grade and/or high yield corporate bonds publicly issued in the U.S. domestic markets by constituents in the real estate sector. The Index is market-value weighted, total return index and a complete review and rebalance of all Index constituents is completed on a monthly basis. As of October 22, 2021, there were 448 issues in the Index.

The eligible universe of securities for the Index consists of corporate bonds included in either the Solactive USD HY Corporate Index (DE000SLA2XA1) or Solactive USD Investment Grade Corporate Index (DE000SLA3B58), with the parent entity for each company within the real estate sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which include specialized REITs, and real estate management and development companies (and, for the avoidance of doubt, homebuilding companies). To be included in the Index, eligible bonds must (i) be USD denominated corporate debt issues; (ii) have a country of risk of the United States of America; (iii) have maturities of 36 months or more at the time of issuance; and (iv) have a credit rating of B3 by Moody’s Investors Service, Inc. or higher (or the equivalent rating on either S&P Global Ratings or Fitch Ratings, Inc.). Each corporate bond must be registered with the SEC, unless such bonds were exempt from registration or offered pursuant to Rule 144A with registration rights. Securities must meet the above requirements at that time in which they are selected to be included in the Index, including upon rebalancing.

The total return is calculated by aggregating the interest return, reflecting the return due to paid and accrued interest, and price return, reflecting the gains or losses due to changes in the end-of-day price and principal repayments.

Emles Advisors, LLC (the “Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 90% of its net assets (plus borrowings for investment purposes) in the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents. However, under various circumstances, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy is not possible or practicable. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities from the Index that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The Fund concentrates its investments (i.e., under normal circumstances, invest 25% or more of its total assets) in the Real Estate group of industries.

The Index is sponsored by Solactive AG (the “Index Provider”), which is independent of the Fund and the Adviser. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – Principal Risks.”

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Real Estate Investment Risk. Due to the composition of the Index, the Fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the Fund is subject to risks associated with the direct ownership of real estate securities and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Corporate Bonds Risk. The Fund may invest in corporate bonds. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

REIT Risk. Real Estate Investment Trusts (“REITs”) may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended, and to maintain an exemption under the Investment Company Act of 1940, as amended (the “1940 Act”). Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

Mortgage Finance Companies Risk. Mortgage finance companies are subject to the credit risk of their borrowers, the risk that the value of a mortgaged property may be less than the amount owed on the property, and interest rate risk, among other risks.

Mortgage REITs Risk. Mortgage REITs are exposed to risks specific to the real estate market, including, among others, credit risk, interest rate risk and leverage risk.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

Debt Securities Risks. The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

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Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Privately Issued Securities Risk. The Fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the 1933 Act. Privately issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Income Risk. The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

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Authorized Participant Concentration Risk. Only an Authorized Participant (as defined under “Buying and Selling Fund Shares”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund expects that some or all of its creations and redemptions will be made for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares generally fluctuates in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on Cboe BZX (the “Exchange”). The Adviser cannot predict whether shares will trade below, at or above their NAV because the shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s Index.

Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Valuation Risk. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

Management

Investment Adviser

Emles Advisors LLC

Portfolio Managers

Gabriel Hammond, Eric Qian and Rachel Deinhart (collectively, the “Portfolio Managers”) have served as Portfolio Managers since the Fund’s inception and are jointly and primarily responsible for the day-to-day management of the Fund.

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Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread is available on the Fund’s website at www.emles.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only “Authorized Participants” that have entered into contracts with the Fund’s distributor may purchase or redeem. An Authorized Participant is typically a market maker or broker-dealer. Creation Units consist of 50,000 shares, though this may change from time to time. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information About the Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Fund’s investment objective and principal investment strategy, as well as the Index are non-fundamental policies and may be changed by the Board without shareholder approval, as long as shareholders are provided with at least sixty (60) days’ prior written notice of any such change.

Principal Investment Strategies

The Index is a market value weighted index designed to measure the performance of corporate bonds issued in the U.S. by U.S. companies (and their subsidiaries) in the real estate sector. For purposes of the Index, “corporate bonds” shall include fixed rate coupon bonds, sinkable and amortizing bonds, bearer bonds, zero-coupon bonds, callable and puttable bonds, covered bonds, fixed-to-float bonds (provided they are currently fixed and are at least one year from their reset date), (callable) perpetual fixed rate bonds (provided they are at least one year from their first call date) and securities with alternative coupon mechanisms (such as rate driven coupon schedules, step-up bonds with known schedules of issuance and PIK).

The Index seeks to track the performance of U.S. dollar-denominated, investment-grade and/or high yield corporate bonds publicly issued in the U.S. domestic markets by constituents in the real estate sector. The Index is market-value weighted, total return index and a complete review and rebalance of all Index constituents is completed on a monthly basis. As of October 22, 2021, there were 448 issues in the Index.

The eligible universe of securities for the Index consists of corporate bonds included in either the Solactive USD HY Corporate Index (DE000SLA2XA1) or Solactive USD Investment Grade Corporate Index (DE000SLA3B58), with the parent entity for each company within the real estate sector, as classified under GICS. The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which include specialized REITs, and real estate management and development companies (and, for the avoidance of doubt, homebuilding companies). To be included in the Index, eligible bonds must (i) be USD denominated corporate debt issues; (ii) have a country of risk of the United States of America; (iii) have maturities of 36 months or more at the time of issuance; and (iv) have a credit rating of B3 by Moody’s Investors Service, Inc. or higher (or the equivalent rating on either S&P Global Ratings or Fitch Ratings, Inc.). Each corporate bond must be registered with the SEC, unless such bonds were exempt from registration or offered pursuant to Rule 144A with registration rights. Securities must meet the above requirements at that time in which they are selected to be included in the Index, including upon rebalancing.

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The total return is calculated by aggregating the interest return, reflecting the return due to paid and accrued interest, and price return, reflecting the gains or losses due to changes in the end-of-day price and principal repayments.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will generally invest at least 90% of its net assets (plus borrowings for investment purposes) in the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents. However, under various circumstances, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy is not possible or practicable. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities from the Index that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The Fund intends to concentrate its investments (i.e., under normal circumstances, invest 25% or more of its total assets) in the Real Estate group of industries.

The Index is sponsored by Solactive AG, which is independent of the Fund and the Adviser. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Principal Risks

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

Real Estate Investment Risk. Due to the composition of the index, the Fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the Fund is subject to risks associated with the direct ownership of real estate securities and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Corporate Bonds Risk. The Fund may invest in corporate bonds. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

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REIT Risk. REITs may be affected by changes in the real estate markets generally as well as changes in the values of the properties owned by the REIT or securing the mortgages owned by the REIT. REITs are dependent upon management skill and are not diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended, and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating at the end of a specified term, and run the risk of liquidating at an economically inopportune time.

Mortgage Finance Companies Risk. Mortgage finance companies are subject to the credit risk of their borrowers, the risk that the value of a mortgaged property may be less than the amount owed on the property, and interest rate risk, among other risks.

Mortgage REITs Risk. Mortgage REITs are exposed to risks specific to the real estate market, including, among others, credit risk, interest rate risk and leverage risk.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

Debt Securities Risks. The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.

Privately Issued Securities Risk. The Fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the 1933 Act. Privately issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

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Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Income Risk. The Fund’s income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund expects that some or all of its creations and redemptions will be made for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

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Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their NAV because the shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s Index.

Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

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Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Market Capitalization Risk. The Fund’s investment strategy considers investment in companies with various levels of capitalization. Below is a summary of the risks associated with each level of capitalization:

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Valuation Risk. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

Cybersecurity

The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Temporary Defensive Positions

The Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating assets to cash, cash equivalent investments or other less volatile instruments — in response to unusual market, economic, political, or other adverse conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Portfolio Holdings Information

A description of the Fund policies and procedures with respect to the disclosure of the Fund portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Fund’s website at www.emles.com.

INVESTMENT MANAGEMENT

Investment Adviser

Emles Advisors LLC, established in 2019, serves as the investment adviser to the Fund. The Adviser, a Delaware limited liability company, is located at 437 Madison Avenue, 17th Floor, New York, New York 10022 and is an SEC-registered investment adviser. Pursuant to the management agreement (the “Management Agreement”) entered into between the Adviser and the Trust (on behalf of the Fund), the Adviser has overall responsibility for the general management and administration of the Trust and the Fund.

In accordance with the Management Agreement, the Fund pays the Adviser an annual unitary management fee equal to 0.48% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

A discussion regarding the basis for the Board’s approval of the Management Agreement is included in the Fund’s semi-annual report to shareholders for the period ended December 31, 2020.

The Adviser and its control persons may invest in the Fund for true investment purposes. However, the Adviser and/or its control persons purchased a significant number of shares in the Fund upon the commencement of investment operations for non-investment purposes (a “Seed Investment”). Seed Investments were made in order to ensure efficient trading and market operations until the Fund reaches more operationally sustainable asset levels, at which time, the Adviser and its control persons may gradually reduce and eventually eliminate the Seed Investments. As such, the majority of the outstanding shares of the Fund will initially be held by the Adviser and/or its control persons. In an attempt to mitigate market risk of the Seed Investments, in each case the Adviser and/or its control persons intend to sell the Fund’s portfolio positions (or highly correlated assets) short, or enter into a swap transaction, in order to achieve a market neutral or hedged Seed Investment. In doing so, the objective is that losses in the Fund will be offset by gains in the short positions or swap, and gains in the Fund will be offset by losses on the short positions or swap. Neither the Adviser nor its control persons intend to profit from the hedging transactions. All transactions are monitored by the Adviser’s chief compliance officer.

Portfolio Managers

Gabriel Hammond, Eric Qian and Rachel Deinhart are the Portfolio Managers of the Fund. Each of the Portfolio Managers has been a Portfolio Manager of the Fund since inception.

●	Gabriel Hammond. After graduating from Johns Hopkins University in 2001, Mr. Hammond joined Goldman Sachs & Co. in the Energy & Power Group. In 2004, he left Goldman and founded SteelPath, an investment firm that focused exclusively on energy infrastructure, and Alerian, a leading energy infrastructure data and analytics company. In 2005, Alerian created and launched the first real-time index of master limited partnerships (“MLPs”). In 2010, SteelPath launched the first MLP mutual fund and Alerian launched the first MLP exchange traded fund. Mr. Hammond sold SteelPath and its mutual funds family to OppenheimerFunds, Inc. in 2012, but remained a portfolio manager until 2014, and he sold Alerian in 2018. In 2019, Mr. Hammond founded Emles Advisors LLC where he serves as the Chief Executive Officer.

●	Eric Qian. After graduating from the University of Maryland in 2015, Mr. Qian joined BlackRock as a portfolio analyst where he was involved in portfolio construction, implementation, and analytics across multi-sector, public, and private credit funds. During this time, Mr. Qian contributed to internal and external engagements spanning launches of novel asset risk models, equity derivative valuation models, and BlackRock Self Indexing (now, BlackRock Index Services). Prior to joining Emles, Mr. Qian was a lead index manager at Nasdaq where he enabled the index business’ quantitative capabilities and regulatory compliance, while also managing over $50 billion in multi-asset index AUM across sector indexes, systematic factor strategies, and strategic product relationships.

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●	Rachel Deinhart. Prior to joining Emles Advisors LLC, Ms. Deinhart was employed by The Carlyle Group (“Carlyle”) from 2016 to 2019. At Carlyle, Ms. Deinhart served as an investment professional in the Energy Mezzanine Opportunities Fund, where her primary responsibilities included the sourcing, execution and management of complex, credit and equity-oriented investments. During her tenure at Carlyle, Ms. Deinhart served on the boards of Clearly Petroleum, Shenandoah Resources and Tessara Petroleum Resources. Before joining Carlyle in 2016, Ms. Deinhart began her career as an investment banking analyst at Deutsche Bank in the energy coverage team, where she advised corporate clients on M&A and capital markets transactions. Ms. Deinhart received a BBA in Finance and a BM in Piano Performance from The University of Texas at Austin.

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities in the Fund.

Additional Information on Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market price. Shares of the Fund trade on the Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares are priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends on a monthly basis and distribute its net realized capital gains to investors annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

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Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors, or Authorized Participants who have entered into contracts with the Fund’s Distributor, are authorized to purchase and redeem shares directly from the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading. The Board has not adopted a policy of monitoring for frequent trading activity on the secondary market because shares of the Fund are listed for trading on a national securities exchange.

Tax Information

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell shares in the secondary market or (iii) you create or redeem Creation Units.

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Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund are generally subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

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Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of shares generally is treated as a long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less. However, any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Distribution

Foreside Financial Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (the “Distributor”) in connection with the continuous offering of the Fund’s shares. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount and NAV Information

Information regarding the Fund’s NAV and how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.emles.com

Additional Notices

Listing Exchange

shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

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Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Fund

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly to track general stock market performance. The Adviser is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s annual report to shareholders for the fiscal period ended June 30, 2021, which is available upon request.

For a share outstanding throughout the periods indicated

Emles Real Estate Credit ETF

For the Period through June 30, 2021*
Net Asset Value, Beginning of Period	$24.91
Net Investment Income (loss)(a)	0.37
Net Realized and Unrealized Gains (Losses) from Investments	0.15 (g)
Total from Investment Activities	0.52
Distributions from New Investment Income	(0.38)
Total Distributions	(0.38)
Net Asset Value, End of Period	$25.05
Total Return at NAV(b)(c)	2.12%
Total Return at Market(b)(d)	2.10%
Ratio of Operating Expenses to Average Net Assets(e)	0.48%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	2.09%
Net Assets at End of Period (000s)	$11,275
Portfolio Turnover(b)(f)	86.44%

*The Fund commenced operations on October 14, 2020.

(a)	Calculated based on average shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing security price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

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INVESTMENT ADVISER

Emles Advisors LLC

437 Madison Avenue, 17th Floor

New York, NY 10022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

CUSTODIAN & TRANSFER AGENT

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

FUND ACCOUNTANT AND FUND ADMINISTRATOR

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

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PRIVACY NOTICE

Rev. July 2020

FACTS	WHAT DOES EMLES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number ● Assets ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Emles Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Emles Trust share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at (833) 673-2661.

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Who are we
Who is providing this notice?	Emles Trust

What we do
How does Emles Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Emles Trust collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

▪      Name, phone number, social security number, assets, income, and date of birth; and

▪     Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ affiliates from using your information to market to you

▪ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Emles Trust doesn’t jointly market.

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FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

Please refer to the SAI for additional information on the Fund. The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide additional information about the Fund investments. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the prior fiscal period.

To obtain a free copy of the SAI, the annual or semi-annual reports, request other information, and/or make general inquiries about the Fund, please call (833) 673-2661 or visit the Fund’s website at www.emles.com. You may also request the SAI and other information from your financial intermediary (such as a broker dealer or bank).

Reports and other information about the Fund are available:

Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-23431

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PROSPECTUS

October 8, 2020

Emles @Home ETF

LIV

Principal U.S. Listing Exchange for the Fund: Cboe BZX

Advised by:
Emles Advisors LLC
www.emles.com
Phone: (833) 673-2661

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

The Emles @Home ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Emles Home Lifestyle Index (the “Index”).

Fund Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Shareholder Fees	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated. This example assumes that the Fund provides a 5% return each year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emles @Home ETF	$50	$157	$274	$616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example provided above, affect the Fund’s performance. During the fiscal period from October 14, 2020 (commencement of operations) through June 30, 2021, the Fund’s portfolio turnover rate was 29.79% of the average value of its portfolio.

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Principal Investment Strategies

The Fund attempts to replicate the Index by investing all, or substantially all (no less than 80%), of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.  As of October 22, 2021, there were 30 issues in the Index.

The Index is comprised of U.S. dollar-denominated equities publicly issued by U.S. companies and American Depository Receipts (“ADRs”) that provide exposure to the Index’s theme of home living. Companies relevant to the Index’s home living theme are those that substantially focus on and significantly benefit from the trend of increased and diverse home activities. The eligible universe of the Index consists of those companies that are included in at least one of the following sectors, as classified under the Global Industry Classification Standards (“GICS”): industrials, consumer discretionary, consumer staples, health care, information technology, and communication services. Companies classified under the aforementioned GICS codes are only included in the Index if those companies primarily offer products and/or primarily provide services related to at home lifestyle and living under one or more of the following “sub-themes”: at-home work productivity, e-commerce, home health and fitness, home security, home entertainment and telecommunications (e.g., internet, cable,  streaming and gaming), home supplies and goods, and digital lifestyle and social media platforms.  The Index may at times include companies that do not fall into the listed sub-themes, but nonetheless are classified under the eligible GICS codes for the Index and primarily offer products and/or primarily provide services related to at home lifestyle and living.

The universe of eligible securities is further refined to include only those sub-sectors and companies that provide the most exposure to and are most likely to benefit from increased home activity, as determined by Emles Indexing LLC’s (the “Index Provider”) own internal research and analysis.  The companies are then screened against the Index rules, which only allow for two securities to have a market capitalization of $1 trillion or more. Also, securities that have a market capitalization of $750 billion or higher have their respective weighting within the Index capped at 4% of the entire index value for the purpose of diversification. To the extent practicable, weights are adjusted to generally limit each security to consist of no more than 7% (but not less than 2%) of the entire portfolio value.

The Index Provider analyzes the remaining companies in accordance with its propriety methodology, which uses publicly available information, such as annual reports, business descriptions, and financial news, to rate and weight the companies based on: (i) financial health; (ii) amount of revenue reasonably estimated to be attributable to the applicable sub-theme(s); and (iii) the degree to which the company, including its products or services, provides exposure to the applicable sub-theme(s).  Securities must meet the above requirements at that time in which they are selected to be included in the index, including upon rebalancing. The Index is rebalanced on a quarterly basis, and under certain circumstances, such as a merger between two Index constituents, a special rebalance will be completed to maintain the Index’s weighting scheme.

The Index Provider’s methodology does not require that at least one company from each of the sub-themes be included in the Index. In addition, companies included in the Index may also operate business lines that generate revenue in other sub-themes.

Emles Indexing LLC, an entity affiliated with and under common control with Emles Advisors LLC (the “Adviser”) is the index provider for the Index.  S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P”) is the calculation agent for the Index and independently prices the Index on a continuous basis during equity market hours. The Fund has adopted procedures pursuant to Rule 17j-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) and the Adviser has adopted procedures to address any potential conflicts in accordance with Rule 204(A)(1) of the Investment Advisers Act of 1940. These procedures address the types of conflicts that may arise in connection with a self-indexing fund.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – Principal Risks.”

2

Equity Market Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Foreign Securities Risk. Investments in securities (including ADRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar.

ADRs Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

Emerging Markets Risk. In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Risk of Investing in Developed Markets. The Fund’s investment in developed market issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed markets tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed markets have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed markets may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in the consumer discretionary sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.

Thematic Investing Risk. The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index. There is no guarantee that the Index will reflect the theme.

Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.

Asset Class Risk. Securities and other assets in the Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined under “Buying and Selling Fund Shares”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk. The Fund expects that some or all of its creations and redemptions will be made for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

3

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares generally fluctuates in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on Cboe BZX (the “Exchange”). The Adviser cannot predict whether shares will trade below, at or above their NAV because the shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. Index sampling risk for the Fund is expected to be low.

Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.  The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

4

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.  The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

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Management

Investment Adviser

Emles Advisors LLC

Portfolio Managers

Gabriel Hammond, Eric Qian and Emanuel Zareh (collectively, the “Portfolio Managers”) have served as Portfolio Managers since the Fund’s inception and are jointly and primarily responsible for the day-to-day management of the Fund.

Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread is available on the Fund’s website at www.emles.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only “Authorized Participants” that have entered into contracts with the Fund’s distributor may purchase or redeem. An Authorized Participant is typically a market maker or broker-dealer. Creation Units consist of 25,000 shares, though this may change from time to time. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information About the Fund

Investment Objective

The Fund seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Index. The Fund’s investment objective and principal investment strategy, as well as the Index are non-fundamental policies and may be changed by the Board without shareholder approval, as long as shareholders are provided with at least sixty (60) days’ prior written notice of any such change.

Principal Investment Strategies

The Fund attempts to replicate the Index by investing all, or substantially all (no less than 80%), of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. As of October 22, 2021, there were 30 issues in the Index.

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The Index is comprised of U.S. dollar-denominated equities publicly issued by U.S. companies and ADRs that provide exposure to the Index’s theme of home living. Companies relevant to the Index’s home living theme are those that substantially focus on and significantly benefit from the trend of increased and diverse home activities. The eligible universe of the Index consists of those companies that are included in at least one of the following sectors, as classified under GICS: industrials, consumer discretionary, consumer staples, health care, information technology, and communication services. Companies classified under the aforementioned GICS codes are only included in the Index if those companies primarily offer products and/or primarily provide services related to at home lifestyle and living under the following “sub-themes”: at-home work productivity, e-commerce, home health and fitness, home security, home entertainment and telecommunications (e.g., internet, cable,  streaming and gaming), home supplies and goods, and digital lifestyle and social media platforms.  The Index may at times include companies that do not fall into the listed sub-themes, but nonetheless are classified under the eligible GICS codes for the Index and primarily offer products and/or primarily provide services related to at home lifestyle and living.

The universe of eligible securities for the Index is further refined to include only those sub-sectors and companies that provide the most exposure to and are most likely to benefit from increased home activity, as determined by the Index Provider’s own internal research and analysis.  The companies are then screened against the Index rules, which only allow for two securities to have a market capitalization of $1 trillion or more. Also, securities that have a market capitalization of $750 billion or higher have their respective weighting within the Index capped at 4% of the entire index value for the purpose of diversification. To the extent practicable, weights are adjusted to generally limit each security to consist of no more than 7% (but not less than 2%) of the entire portfolio value.

The Index Provider analyzes the remaining companies in accordance with its propriety methodology, which uses publicly available information, such as annual reports, business descriptions, and financial news, to rate and weight the companies based on: (i) financial health; (ii) amount of revenue reasonably estimated to be attributable to the applicable sub-theme(s); and (iii) the degree to which the company, including its products or services, provides exposure to the applicable sub-theme(s).  Securities must meet the above requirements at that time in which they are selected to be included in the index, including upon rebalancing. The Index is rebalanced on a quarterly basis, and under certain circumstances, such as a merger between two Index constituents, a special rebalance will be completed to maintain the Index’s weighting scheme.

The Index Provider’s methodology does not require that at least one company from each of the sub-themes be included in the Index. In addition, companies included in the Index may also operate business lines that generate revenue in other sub-themes.

Emles Indexing LLC, an entity affiliated with and under common control with the Adviser is the index provider for the Index. S&P is the calculation agent for the Index and independently prices the Index on a continuous basis during equity market hours. The Fund has adopted procedures pursuant to Rule 17j-1 of the 1940 Act, and the Adviser has adopted procedures to address any potential conflicts in accordance with Rule 204(A)(1) of the Investment Advisers Act of 1940. These procedures address the types of conflicts that may arise in connection with a self-indexing fund.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Principal Risks

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

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Equity Market Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Foreign Securities Risk. Investments in securities (including ADRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar.

ADRs Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

Emerging Markets Risk. In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Risk of Investing in Developed Markets. The Fund’s investment in developed market issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed markets tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed markets have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed markets may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Consumer Discretionary Sector Risk. The Fund may invest a significant portion of its assets in the consumer discretionary sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.

Thematic Investing Risk. The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index. There is no guarantee that the Index will reflect the theme.

Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.

Asset Class Risk. Securities and other assets in the Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined under “Buying and Selling Fund Shares” may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund expects that some or all of its creations and redemptions will be made for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

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Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. Index sampling risk for the Fund is expected to be low.

Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.  The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

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Market Capitalization Risk. The Fund’s investment strategy considers investment in companies with various levels of capitalization. Below is a summary of the risks associated with each level of capitalization:

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

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Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Cybersecurity

The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Temporary Defensive Positions

The Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating assets to cash, cash equivalent investments or other less volatile instruments — in response to unusual market, economic, political, or other adverse conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Portfolio Holdings Information

A description of the Fund policies and procedures with respect to the disclosure of the Fund portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Fund’s website at www.emles.com.

INVESTMENT MANAGEMENT

Investment Adviser

Emles Advisors LLC, established in 2019, serves as the investment adviser to the Fund. The Adviser, a Delaware limited liability company, is located at 437 Madison Avenue, 17th Floor, New York, New York 10022 and is an SEC-registered investment adviser. Pursuant to the management agreement (the “Management Agreement”) entered into between the Adviser and the Trust (on behalf of the Fund), the Adviser has overall responsibility for the general management and administration of the Trust and the Fund.

In accordance with the Management Agreement, the Fund pays the Adviser an annual unitary management fee equal to 0.49% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

A discussion regarding the basis for the Board’s approval of the Management Agreement is included in the Fund’s semi-annual report to shareholders for the period ended December 31, 2020.

The Adviser and its control persons may invest in the Fund for true investment purposes. However, the Adviser and/or its control persons purchased a significant number of shares in the Fund upon the commencement of investment operations for non-investment purposes (a “Seed Investment”). Seed Investments were made in order to ensure efficient trading and market operations until the Fund reaches more operationally sustainable asset levels, at which time, the Adviser and its control persons may gradually reduce and eventually eliminate the Seed Investments. As such, the majority of the outstanding shares of the Fund will initially be held by the Adviser and/or its control persons. In an attempt to mitigate market risk of the Seed Investments, in each case the Adviser and/or its control persons intend to sell the Fund’s portfolio positions (or highly correlated assets) short, or enter into a swap transaction, in order to achieve a market neutral or hedged Seed Investment. In doing so, the objective is that losses in the Fund will be offset by gains in the short positions or swap, and gains in the Fund will be offset by losses on the short positions or swap. Neither the Adviser nor its control persons intend to profit from the hedging transactions. All transactions are monitored by the Adviser’s chief compliance officer.

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Portfolio Managers

Gabriel Hammond, Eric Qian and Emanuel Zareh are the Portfolio Managers of the Fund. Each of the Portfolio Managers has been a Portfolio Manager of the Fund since inception.

●	Gabriel Hammond. After graduating from Johns Hopkins University in 2001, Mr. Hammond joined Goldman Sachs & Co. in the Energy & Power Group. In 2004, he left Goldman and founded SteelPath, an investment firm that focused exclusively on energy infrastructure, and Alerian, a leading energy infrastructure data and analytics company. In 2005, Alerian created and launched the first real-time index of master limited partnerships (“MLPs”). In 2010, SteelPath launched the first MLP mutual fund and Alerian launched the first MLP exchange traded fund. Mr. Hammond sold SteelPath and its mutual funds family to OppenheimerFunds, Inc. in 2012, but remained a portfolio manager until 2014, and he sold Alerian in 2018. In 2019, Mr. Hammond founded Emles Advisors LLC where he serves as the Chief Executive Officer.

●	Eric Qian. After graduating from the University of Maryland in 2015, Mr. Qian joined BlackRock as a portfolio analyst where he was involved in portfolio construction, implementation, and analytics across multi-sector, public, and private credit funds. During this time, Mr. Qian contributed to internal and external engagements spanning launches of novel asset risk models, equity derivative valuation models, and BlackRock Self Indexing (now, BlackRock Index Services). Prior to joining Emles, Mr. Qian was a lead index manager at Nasdaq where he enabled the index business’ quantitative capabilities and regulatory compliance, while also managing over $50 billion in multi-asset index AUM across sector indexes, systematic factor strategies, and strategic product relationships.

●	Emanuel Zareh. After receiving his BA from Colgate University in 2001, Mr. Zareh began his career at Morgan Stanley in the Mergers and Acquisitions Group within the Investment Banking division. In 2003, Mr. Zareh joined the National Football League (NFL) to work directly with the Commissioner, franchise owners, general managers, and league executives. Mr. Zareh then enrolled at Harvard Business School, where he received his MBA in 2007. Upon graduation, Mr. Zareh joined Andor Capital, after which he worked with a number of hedge funds, including Clovis Capital, Sandler Capital, and Hutchin Hill Capital, where he focused on special situation investment opportunities. In 2016 until 2019, Mr. Zareh became a founding member and managing Director at Bayfield Court Capital Management, a hedge fund that focused on event driven and special situation investment opportunities across companies’ capital structures. Mr. Zareh joined Emles Advisors LLC in 2019 as the SVP of Investments.

The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities in the Fund.

Additional Information on Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Shares of the Fund trade on the Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares are priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

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Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends on a quarterly basis and distribute its net realized capital gains to investors annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Tax Information

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

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In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund are generally subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of shares generally is treated as a long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less. However, any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

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Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Distribution

Foreside Financial Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (the “Distributor”) in connection with the continuous offering of the Fund’s shares. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount and NAV Information

Information regarding the Fund’s NAV and how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.emles.com.

Additional Notices

Listing Exchange

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser and the Fund

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly to track general stock market performance. The Adviser is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s annual report to shareholders for the fiscal period ended June 30, 2021, which is available upon request.

For a share outstanding throughout the periods indicated

Emles @Home ETF

	For the Period through June 30, 2021*
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (loss)(a)	(0.01)
Net Realized and Unrealized Gains (Losses) from Investments	3.01
Total from Investment Activities	3.00
Distributions from New Investment Income	-
Total Distributions	-
Net Asset Value, End of Period	$28.00
Total Return at NAV(b)(c)	11.12	%(g)
Total Return at Market(b)(d)	11.03%
Ratio of Operating Expenses to Average Net Assets(e)	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	(0.07)%
Net Assets at End of Period (000s)	$7,113
Portfolio Turnover(b)(f)	29.79%

*The Fund commenced operations on October 14, 2020.

(a)	Calculated based on average shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing security price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.
(g)	Total return based on traded NAV.

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INVESTMENT ADVISER

Emles Advisors LLC

437 Madison Avenue, 17th Floor

New York, NY 10022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

CUSTODIAN & TRANSFER AGENT

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

FUND ACCOUNTANT AND FUND ADMINISTRATOR

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

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PRIVACY NOTICE

Rev. July 2020

FACTS	WHAT DOES EMLES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number ● Assets ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Emles Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Emles Trust share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at (833) 673-2661.

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Who are we
Who is providing this notice?	Emles Trust

What we do
How does Emles Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Emles Trust collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

▪      Name, phone number, social security number, assets, income, and date of birth; and

▪     Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ affiliates from using your information to market to you

▪ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Emles Trust doesn’t jointly market.

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FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

Please refer to the SAI for additional information on the Fund. The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide additional information about the Fund investments. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the prior fiscal period.

To obtain a free copy of the SAI, the annual or semi-annual reports, request other information, and/or make general inquiries about the Fund, please call (833) 673-2661 or visit the Fund’s website at www.emles.com. You may also request the SAI and other information from your financial intermediary (such as a broker dealer or bank).

Reports and other information about the Fund are available:

Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-23431

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PROSPECTUS

October 28, 2021

Emles Made in America ETF

AMER

Principal U.S. Listing Exchange for the Fund: Cboe BZX

Advised by:
Emles Advisors LLC
www.emles.com
Phone: (833) 673-2661

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

Emles Made in America ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Emles American Manufacturing Index (the “Index”).

Fund Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Shareholder Fees	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods. This example assumes that the Fund provides a 5% return each year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emles Made in America ETF	$50	$157	$274	$616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example provided above, affect the Fund’s performance. During the fiscal period from October 14, 2020 (commencement of operations) through June 30, 2021, the Fund’s portfolio turnover rate was 25.57% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to replicate the Index and generally invests at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Index is designed to provide exposure to U.S. dollar-denominated equities publicly-listed by U.S. companies (and their subsidiaries) headquartered in the U.S. and focused on the production of goods within North America (herein referred to as “America” or “American”). For the avoidance of doubt, “America” or “American” shall not include Central America. As of October 22, 2021, there were 66 issues in the Index.

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The universe of securities from which the Index is constructed includes any company featured on the annual Industry Week Top US Manufacturing Companies list. To be eligible for the Index, a company must have 85% or more of its total revenue generated in the U.S. or Canada, with no less than 70% of its total revenue generated in the U.S. The Index shall exclude any companies falling under the energy or energy-related, financial services and distribution sectors. The list of companies is further refined to select only those that have a market capitalization of at least $75 million, and a weighted average manufacturing footprint of at least 90% across America, with each individual constituent company having at least a 60% manufacturing footprint based in America. The Index Provider makes the above determinations using its own qualitative and quantitative analysis and research and all publicly available information (e.g.., filed Annual Reports on Form 10-K) to determine each company’s manufacturing footprint or intended footprint and revenue.

Individual security names in the Index are capped at 5% of the portfolio market value. The Index seeks to rebalance quarterly, and under certain circumstances, such as a merger between two Index constituents, a special rebalance will be completed to maintain the Index’s weighting scheme.

Emles Indexing LLC, an entity affiliated with and under common control with Emles Advisors LLC (the “Adviser”) is the index provider for the Index (the “Index Provider”). S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P”) is the calculation agent for the Index and independently prices the Index on a continuous basis during equity market hours. The Fund has adopted procedures pursuant to Rule 17j-1 of the Investment Company Act of 1940, as amended (the “1940 Act”) and the Adviser has adopted procedures to address any potential conflicts in accordance with Rule 204(A)(1) of the Investment Advisers Act of 1940. These procedures address the types of conflicts that may arise in connection with a self-indexing fund.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund – Principal Risks.”

Equity Market Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●	Consumer Sectors Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer staples sector, such as companies that produce or sell food, beverage, and drug retail or other household items, may be adversely impacted by changes in global and economic conditions, rising energy prices, and changes in the supply or price of commodities. Companies in the consumer discretionary sector, such as automobile, textile, retail, and media companies, depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

2

●	Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

●	Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Thematic Investing Risk. The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index.

Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

Asset Class Risk. Securities and other assets in the Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined under Buying and Selling Fund Shares) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund expects that some or all of its creations and redemptions will be made for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares generally fluctuates in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on Cboe BZX (the “Exchange”). The Adviser cannot predict whether shares will trade below, at or above their NAV because the shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares are closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

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Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. Index sampling risk for the Fund is expected to be low.

Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.   The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.

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New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV.

Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

Management of the Fund

Investment Adviser

Emles Advisors LLC

Portfolio Managers

Gabriel Hammond, Rachel Deinhart and Eric Qian (collectively, the “Portfolio Managers”) have served as Portfolio Managers since the Fund’s inception and are jointly and primarily responsible for the day-to-day management of the Fund.

Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spread is available on the Fund’s website at www.emles.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only “Authorized Participants” that have entered into contracts with the Fund’s distributor may purchase or redeem. An Authorized Participant is typically a market maker or broker-dealer. Creation Units consist of 25,000 shares, though this may change from time to time. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Additional Information About the Fund

Investment Objective

The Fund seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Index. The Fund’s investment objective and principal investment strategy, as well as the Index are non-fundamental policies and may be changed by the Board without shareholder approval, as long as shareholders are provided with at least sixty (60) days’ prior written notice of any such change.

Principal Investment Strategies

The Fund seeks to replicate the Index and generally invests at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Index is designed to provide exposure to U.S. dollar-denominated equities publicly-listed by U.S. companies (and their subsidiaries) headquartered in the U.S. and focused on the production of goods within North America (herein referred to as “America” or “American”). For the avoidance of doubt, “America” or “American” shall not include Central America. As of October 22, 2021, there were 66 issues in the Index.

The universe of securities from which the Index is constructed includes any company featured on the annual Industry Week Top US Manufacturing Companies list. To be eligible for the Index, a company must have 85% or more of its total revenue generated in the U.S. or Canada, with no less than 70% of its total revenue generated in the U.S. The Index shall exclude any companies falling under the energy or energy-related, financial services and distribution sectors. The list of companies is further refined to select only those that have a market capitalization of at least $75 million, and a weighted average manufacturing footprint of at least 90% across America, with each individual constituent company having at least a 60% manufacturing footprint based in America. The Index Provider makes the above determinations using its own qualitative and quantitative analysis and research and all publicly available information (e.g.., filed Annual Reports on Form 10-K) to determine each company’s manufacturing footprint or intended footprint and revenue.

Individual security names in the Index are capped at 5% of the portfolio market value. The Index seeks to rebalance quarterly, and under certain circumstances, such as a merger between two Index constituents, a special rebalance will be completed to maintain the Index’s weighting scheme.

Emles Indexing LLC, an entity affiliated with and under common control with the Adviser is the index provider for the Index. S&P is the calculation agent for the Index and independently prices the Index on a continuous basis during equity market hours. The Fund has adopted procedures pursuant to Rule 17j-1 of the 1940 Act, and the Adviser has adopted procedures to address any potential conflicts in accordance with Rule 204(A)(1) of the Investment Advisers Act of 1940. These procedures address the types of conflicts that may arise in connection with a self-indexing fund.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and would not necessarily sell a security because of overall market decline or if a certain issuer was experiencing financial troubles or appeared overvalued, unless that issuer’s security was removed from the Index. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

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Principal Risks

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

Equity Market Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●	Consumer Sectors Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer staples sector, such as companies that produce or sell food, beverage, and drug retail or other household items, may be adversely impacted by changes in global and economic conditions, rising energy prices, and changes in the supply or price of commodities. Companies in the consumer discretionary sector, such as automobile, textile, retail, and media companies, depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

●	Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Thematic Investing Risk. The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index.

Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

Asset Class Risk. Securities and other assets in the Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

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Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund expects to effect some or all of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk. The market price of the Fund’s shares generally fluctuates in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the Exchange. The Adviser cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Index Sampling Risk. This is the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Index. Index sampling risk for the Fund is expected to be low.

Indexing Strategy/Index Tracking Risk. The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Limited History of Performance and Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, climate change and climate related events, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Market Capitalization Risk. The Fund’s investment strategy considers investment in companies with various levels of capitalization. Below is a summary of the risks associated with each level of capitalization:

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

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Market Maker Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund shares.

New Adviser Risk. The Adviser is newly registered and has limited experience managing ETFs. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Cybersecurity

The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Temporary Defensive Positions

The Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating assets to cash, cash equivalent investments or other less volatile instruments — in response to unusual market, economic, political, or other adverse conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

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Portfolio Holdings Information

A description of the Fund policies and procedures with respect to the disclosure of the Fund portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Fund’s website at www.emles.com.

INVESTMENT MANAGEMENT

Investment Adviser

Emles Advisors LLC, established in 2019, serves as the investment adviser to the Fund. The Adviser, a Delaware limited liability company, is located at 437 Madison Avenue, 17th Floor, New York, New York 10022 and is an SEC-registered investment adviser. Pursuant to the management agreement (the “Management Agreement”) entered into between the Adviser and the Trust (on behalf of the Fund), the Adviser has overall responsibility for the general management and administration of the Trust and the Fund.

In accordance with the Management Agreement, the Fund pays the Adviser an annual unitary management fee equal to 0.49% of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including Acquired Fund Fees and Expenses, if any).

A discussion regarding the basis for the Board’s approval of the Management Agreement is included in the Fund’s semi-annual report to shareholders for the period ended December 31, 2020.

The Adviser and its control persons may invest in the Fund for true investment purposes. However, the Adviser and/or its control persons purchased a significant number of shares in the Fund upon the commencement of investment operations for non-investment purposes (a “Seed Investment”). Seed Investments were made in order to ensure efficient trading and market operations until the Fund reaches more operationally sustainable asset levels, at which time, the Adviser and its control persons may gradually reduce and eventually eliminate the Seed Investments. As such, the majority of the outstanding shares of the Fund will initially be held by the Adviser and/or its control persons. In an attempt to mitigate market risk of the Seed Investments, in each case the Adviser and/or its control persons intend to sell the Fund’s portfolio positions (or highly correlated assets) short, or enter into a swap transaction, in order to achieve a market neutral or hedged Seed Investment. In doing so, the objective is that losses in the Fund will be offset by gains in the short positions or swap, and gains in the Fund will be offset by losses on the short positions or swap. Neither the Adviser nor its control persons intend to profit from the hedging transactions. All transactions are monitored by the Adviser’s chief compliance officer.

Portfolio Managers

Gabriel Hammond, Rachel Deinhart and Eric Qian are the Portfolio Managers of the Fund. Each of the Portfolio Managers has been a Portfolio Manager of the Fund since inception.

●	Gabriel Hammond. After graduating from Johns Hopkins University in 2001, Mr. Hammond joined Goldman Sachs & Co. in the Energy & Power Group. In 2004, he left Goldman and founded SteelPath, an investment firm that focused exclusively on energy infrastructure, and Alerian, a leading energy infrastructure data and analytics company. In 2005, Alerian created and launched the first real-time index of master limited partnerships (“MLPs”). In 2010, SteelPath launched the first MLP mutual fund and Alerian launched the first MLP exchange traded fund. Mr. Hammond sold SteelPath and its mutual funds family to OppenheimerFunds, Inc. in 2012, but remained a portfolio manager until 2014, and he sold Alerian in 2018. In 2019, Mr. Hammond founded Emles Advisors LLC where he serves as the Chief Executive Officer.

●	Rachel Deinhart. Prior to joining Emles Advisors LLC, Ms. Deinhart was employed by The Carlyle Group (“Carlyle”) from 2016 to 2019. At Carlyle, Ms. Deinhart served as an investment professional in the Energy Mezzanine Opportunities Fund, where her primary responsibilities included the sourcing, execution and management of complex, credit and equity-oriented investments. During her tenure at Carlyle, Ms. Deinhart served on the boards of Clearly Petroleum, Shenandoah Resources and Tessara Petroleum Resources. Before joining Carlyle in 2016, Ms. Deinhart began her career as an investment banking analyst at Deutsche Bank in the energy coverage team, where she advised corporate clients on M&A and capital markets transactions. Ms. Deinhart received a BBA in Finance and a BM in Piano Performance from The University of Texas at Austin.

●	Eric Qian. After graduating from the University of Maryland in 2015, Mr. Qian joined BlackRock as a portfolio analyst where he was involved in portfolio construction, implementation, and analytics across multi-sector, public, and private credit funds. During this time, Mr. Qian contributed to internal and external engagements spanning launches of novel asset risk models, equity derivative valuation models, and BlackRock Self Indexing (now, BlackRock Index Services). Prior to joining Emles, Mr. Qian was a lead index manager at Nasdaq where he enabled the index business’ quantitative capabilities and regulatory compliance, while also managing over $50 billion in multi-asset index AUM across sector indexes, systematic factor strategies, and strategic product relationships.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities in the Fund.

Additional Information on Buying and Selling Fund Shares

Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer at market prices. Shares of the Fund trade on the Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbol listed on the cover of this Prospectus.

Share Trading Prices

Transactions in Fund shares are priced at NAV only if you are an institutional investor (e.g., broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from the Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends on a quarterly basis and distribute its net realized capital gains to investors annually. The Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

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Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETF, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. The Fund reserves the right to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Tax Information

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

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Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund are generally subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of shares generally is treated as a long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less. However, any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited.

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Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if shares have been held for more than one year and as a short-term capital gain or loss if shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Distribution

Foreside Financial Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (the “Distributor”) in connection with the continuous offering of the Fund’s shares. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount and NAV Information

Information regarding the Fund’s NAV and how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.emles.com.

Additional Notices

Listing Exchange

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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The Adviser and the Fund

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly to track general stock market performance. The Adviser is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., whose report, along with the Fund’s financial statements, are included in the Fund’s annual report to shareholders for the fiscal period ended June 30, 2021, which is available upon request.

For a share outstanding throughout the periods indicated

Emles Made in America ETF

For the Period through June 30, 2021*
Net Asset Value, Beginning of Period	$24.80
Net Investment Income (loss)(a)	0.34
Net Realized and Unrealized Gains (Losses) from Investments	6.42
Total from Investment Activities	6.76
Distributions from New Investment Income	(0.36)
Total Distributions	(0.36)
Net Asset Value, End of Period	$31.20
Total Return at NAV(b)(c)	27.41%
Total Return at Market(b)(d)	27.48%
Ratio of Operating Expenses to Average Net Assets(e)	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	1.72%
Net Assets at End of Period (000s)	$8,580
Portfolio Turnover(b)(f)	25.57%

*The Fund commenced operations on October 14, 2020.

(a)	Calculated based on average shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing security price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.

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INVESTMENT ADVISER

Emles Advisors LLC

437 Madison Avenue, 17th Floor

New York, NY 10022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

CUSTODIAN & TRANSFER AGENT

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

FUND ACCOUNTANT AND FUND ADMINISTRATOR

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

DISTRIBUTOR

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

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PRIVACY NOTICE

Rev. July 2020

FACTS	WHAT DOES EMLES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number ● Assets ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Emles Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Emles Trust share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at (833) 673-2661.

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Who are we
Who is providing this notice?	Emles Trust

What we do
How does Emles Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Emles Trust collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

▪      Name, phone number, social security number, assets, income, and date of birth; and

▪     Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ affiliates from using your information to market to you

▪ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Emles Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Emles Trust doesn’t jointly market.

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FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

Please refer to the SAI for additional information on the Fund. The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide additional information about the Fund investments. The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the prior fiscal period.

To obtain a free copy of the SAI, the annual or semi-annual reports, request other information, and/or make general inquiries about the Fund, please call (833) 673-2661 or visit the Fund’s website at www.emles.com. You may also request the SAI and other information from your financial intermediary (such as a broker dealer or bank).

Reports and other information about the Fund are available:

Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-23431

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STATEMENT OF ADDITIONAL INFORMATION

October 28, 2021

	Ticker	Exchange
Emles Alpha Opportunities ETF	EOPS	Cboe BZX
Emles Luxury Goods ETF	LUXE	Cboe BZX
Emles Federal Contractors ETF	FEDX	Cboe BZX
Emles Real Estate Credit ETF	REC	Cboe BZX
Emles @Home ETF	LIV	Cboe BZX
Emles Made in America ETF	AMER	Cboe BZX

each a Series of Emles Trust (the “Trust”)

Emles Advisors LLC
437 Madison
Avenue, 17th Floor
New York, NY
10022
(833) 673-2661

This Statement of Additional Information (“SAI”) describes the Emles Alpha Opportunities ETF, Emles Luxury Goodes ETF, Emles Federal Contractors ETF, Emles Real Estate Credit ETF, Emles @Home ETF and Emles Made in America ETF (each a “Fund” and collectively, the “Funds”). This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by each Fund’s current prospectus dated October 28, 2021, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge, by calling (833) 673-2661 or visiting the Funds’ website at www.emles.com.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on October 2, 2018 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of Emles Alpha Opportunities ETF, Emles Luxury Goods ETF, Emles Federal Contractors ETF, Emles Real Estate Credit ETF, Emles @Home ETF, and Emles Made in America ETF (each a “Fund” and together the “Funds”). Emles Advisors LLC (“the “Adviser”) serves as the investment adviser to the Funds.

Each Fund, except for Emles Alpha Opportunities ETF, is an index-based exchange-traded fund (“ETF”) that seeks to track the investment results that correspond (before fees and expenses) generally to the price and yield performance of the applicable Index. Emles Alpha Opportunities ETF is an actively-managed ETF.

Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 25,000 shares or more (“Creation Units” or Creation Unit Aggregations”). Creation Units are not expected to consist of less than 25,000 shares. These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of the Funds are listed on a national securities exchange, Cboe BZX (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“Emles” is a registered mark of Emles Advisors LLC and has been licensed for use by the Trust.

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that each Fund assumes large positions in the securities of a small number of issuers, the Fund’s NAV may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in each Fund’s Prospectus under “Fund Summary – Purchases and Sales of Fund Shares” and “Buying and Selling Shares.” The discussion below supplements, and should be read in conjunction with, such sections of each Prospectus.

A Fund’s shares are listed for trading on the Exchange, and trade thereon at prices that are directly linked to a Fund’s next end-of-day NAV (“NAV-Based Trading”).  Shares may also be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. In NAV-Based Trading, all trades are executed at the next NAV, plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution.  For each trade, the final transaction price is determined once NAV is computed.  Buyers will not know the value of their purchases and sales until the end of the trading day.

Although share prices will be quoted throughout the day relative to NAV, there is not a fixed relationship between trading prices and NAV. Instead, the premium or discount to NAV at which Share transactions are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the Share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for shares in the secondary market may be above, at or below NAV.  A Fund does not offer the opportunity to transact intraday at prices determined at time of trade execution.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund shares will continue to be met.

The Exchange may, but is not required to, remove Fund shares from listing if: (i) following the initial twelve-month period after commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (ii) a Fund’s intraday indicative value (“IIV”) or NAV is no longer calculated or its IIV, NAV or basket composition is no longer available to all market participants at the same time; (iii) a Fund has failed to submit any filings required by the SEC or if the Exchange is aware that a Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to a Fund; or (iv) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove a Fund shares from listing and trading upon termination of the Trust or a Fund.

INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective, principal investment strategies and associated risks are described in their Prospectuses. The sections below supplement these principal investment strategies and risks and describe each Fund’s additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Each Fund, except for Emles Alpha Opportunities ETF, seeks investment results that correspond, before fees and expenses, generally to the price and yield performance of the applicable Index. Each Fund attempts to invest all, or substantially all but no less than 80%, of its assets in the component securities that make up the applicable Index. Emles Alpha Opportunities ETF seeks to maximize total return, with capital preservation as a secondary goal.

Except for the fundamental investment limitations listed below (see “Investment Limitations”), each Fund’s investment objective, strategies and policies are not fundamental and may be changed by sole action of the Trust’s Board of Trustees (the “Board”), without shareholder approval.

While each Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so. Each Fund might not invest in all of these types of securities or use all of these techniques at any one time. Each Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund’s investment objective, policies and restrictions described in each Fund’s Prospectus and/or this SAI, as well as the federal securities laws. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of a Fund’s investment objective.

Equity Securities

An equity security represents a proportionate share of the ownership of a company. Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. The value of equity securities will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. Equity securities risk affects a Fund’s NAV, which will fluctuate as the value of the securities it holds changes. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. Other factors affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted. Types of equity securities in which a Fund may invest include primarily common stocks; MLP common units, limited liability company common units and MLP convertible subordinate units; securities issued by affiliates of MLPs including other equity securities of corporations and limited liability companies that own, directly or indirectly, general partner interests; and preferred equity, convertible securities, warrants, rights and depository receipts of companies that are organized as corporations, limited partnerships or limited liability companies; and energy real estate investment trusts (“REITs”).

Common Stock

Common stock represents an equity ownership interest in the profits and losses of a corporation, after payment of amounts owed to bondholders, other debt holders, and holders of preferred stock. Holders of common stock generally have voting rights, but a Fund do not expect to have voting control in any of the companies in which they invest. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as holders of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the holders of common stock.

Real Estate Securities

The real estate securities in which a Fund may invest consist of securities issued by Real Estate Investment Trusts (“REITs”) and/or Real Estate Operating Companies (“REOCs”) that are listed on a securities exchange or traded over-the-counter (“OTC”) and that are focused on the energy industry. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and receives favorable tax treatment provided it meets certain conditions. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 (the “Code”) may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax. There is the risk that a REIT held by a Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Fund, in addition to bearing a proportionate share of the expenses of a Fund, investors will also indirectly bear similar expenses of the REITs in which a Fund invests. A REOC is typically structured as a “C” corporation under the Code and is not required to distribute any portion of its income. A REOC, therefore, does not receive the same favorable tax treatment that is accorded a REIT. In addition, the value of a Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.

Preferred Equity

Preferred equity represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred equity is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited. Although the dividend or distribution is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred equity usually does not have voting rights.

Warrants and Rights

A Fund may purchase, or receive as a distribution from other investments, warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. The principal difference between warrants and rights is their term-rights typically expire within weeks while warrants have longer durations. Neither rights nor warrants have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Initial Public Offerings

A Fund may invest in securities offered by companies in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Companies that offer securities in IPOs tend to typically have small market capitalizations and therefore their securities may be more volatile and less liquid that those issued by larger companies. Certain companies offering securities in an IPO may have limited operating experience and, as a result face a greater risk of business failure.

Foreign Investments and Currencies

A Fund may invest in securities of foreign issuers whether or not they are traded in the U.S. or U.S. dollar denominated, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below). A Fund may also invest in American Depositary Receipts (“ADRs”) and foreign securities that are traded on a U.S. exchange. Investments in ADRs and foreign securities involve certain inherent risks, including the following:

American Depositary Receipts. Among the means through which a Fund may invest in foreign securities that are publicly traded on a U.S. exchange is the purchase of ADRs. ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. For purposes of a Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of those countries. In 2016, voters in the United Kingdom (“UK”) voted to leave the European Union (known as “Brexit”). As a result of this decision, the financial markets experienced high levels of volatility and there is considerable uncertainty as to the arrangements that will apply to the UK’s relationship with the EU and other countries leading up to, and following, its withdrawal. This long-term uncertainty may affect other countries in the EU and elsewhere. The exit by the UK or other member states, especially if an exit occurs in a disorderly fashion or if the UK and EU are unable to reach a withdrawal agreement, will likely result in increased uncertainty, volatility, illiquidity and potentially lower economic growth in the affected markets.

Currency Fluctuations. A Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Such changes will also affect a Fund’s income. The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Adviser expects that many foreign securities in which a Fund may invest could be purchased in OTC markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s investments in foreign securities may be less liquid and more volatile than investments in U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, non-uniform accounting standards and less financial information available from issuers, than is available in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those foreign countries.

Taxes. The interest and dividends payable on certain of a Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders. Foreign issuers may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies.

Costs. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because related brokerage costs and the cost of maintaining the custody of foreign securities may be higher.

Additional Risks of Emerging and Frontier Markets. In addition, a Fund may invest in foreign securities of companies that are located in developing, emerging or frontier markets. Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets, such as increased risk of social, political and economic instability. Emerging and frontier market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor governmental and/or judicial infrastructures relating to private or foreign investment or to judicial redress for injury to private property, the lack of capital base to expand business operations, foreign taxation and the inexperience of financial intermediaries, custodians and transfer agents. Emerging and frontier market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging and frontier market countries, which may be magnified by currency fluctuations.

Forward Currency Contracts

A forward currency contract (“forward contract”) involves an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at an exchange rate (price) set at the time of the contract. At or before maturity of a forward currency contract, a Fund may either exchange the currencies specified in the contract or terminate its contractual obligation to exchange currencies by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency by converting assets into the currency. A Fund may close out a forward contract obligating it to exchange currencies by purchasing or selling an offsetting contract, in which case, it will realize a gain or a loss.

A Fund may enter into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities it owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. A Fund do not intend to enter into forward contracts on a regular or continuing basis and a Fund will not enter these contracts for speculative purposes.

Foreign currency transactions involve certain costs and risks. A Fund incur foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts, and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency a Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Moreover, investors should bear in mind that a Fund is not obligated to actively engage in hedging or other currency transactions. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to a Fund.

Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Forward contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However, these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of currency forwards, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject the Adviser to CFTC registration and regulation as a commodity pool operator (“CPO”).

Debt Securities

A Fund may invest in a wide range of debt securities, which may include investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds”). Investment grade corporate bonds are those rated BBB- or better by Standard & Poor’s Rating Service, Inc. (“S&P”) or Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), each of which are considered a nationally recognized statistical rating organization (“NRSRO”), or an equivalent rating by another NRSRO. To the extent that a Fund invests in below investment grade debt securities, such securities will be rated, at the time of investment, at least B- by S&P or B3 by Moody’s or a comparable rating by at least one other rating agency or, if unrated, determined by the Adviser to be of comparable quality. A Fund may hold a debt security rated below investment grade if a downgrade occurs after the security has been purchased.

Below Investment Grade Debt Securities. Below investment grade debt securities generally offer a higher current yield than that available for investment grade issues. However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such price declines will not recur. The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a debt security may affect the value of these investments. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

Corporate Debt Securities. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable, or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers may prepay fixed rate debt securities when interest rates fall, forcing a Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist a Fund in achieving its investment objectives. A Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

Zero-Coupon Securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, the holder may not receive any return on its investment. Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Unrated Debt Securities. A Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Yankee Bonds. A Fund may invest in Yankee bonds. Yankee bonds are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. A Fund may also invest in Yankee Certificates of Deposit (“Yankee CDs”). Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect and create increased risk relative to payment of principal or interest.

Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. A Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. A Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Restricted or Thinly Traded Securities

Restricted securities are less liquid than securities traded in the open market, therefore, a Fund may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. The sale price of securities that are not readily marketable may be lower or higher than the company’s most recent determination of their fair value. In addition, the value of these securities typically requires more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these securities, a Fund may not be able to realize these securities’ true value, or may have to delay their sale in order to do so.

Restricted securities generally can be sold in private transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), or in a registered public offering. If the issuer of the restricted securities has an effective registration statement on file with the SEC covering the restricted securities, the Adviser has the ability to deem restricted securities as liquid. To enable a Fund to sell its holdings of a restricted security not registered under the Securities Act, a Fund may have to cause those securities to be registered. When a Fund must arrange registration because it wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that a Fund can sell it. A Fund would bear the risks of any downward price fluctuation during that period.

In recent years, a large institutional market developed for certain securities that are not registered under the Securities Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or were sold in transactions not requiring registration, such as Rule 144A transactions. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the Securities Act establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that exist or may develop as a result of Rule 144A may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.

A Fund may also invest in securities that may not be restricted, but are thinly-traded. Although securities of certain energy companies trade on the New York Stock Exchange (“NYSE”), NYSE Alternext U.S. (formerly known as AMEX), the NASDAQ National Market or other securities exchanges or markets, such securities may have a trading volume lower than those of larger companies due to their relatively smaller capitalizations. Such securities may be difficult to dispose of at a fair price during times when the Adviser believes it is desirable to do so. Thinly-traded securities are also more difficult to value and the Adviser’s judgment as to value will often be given greater weight than market quotations, if any exist. If market quotations are not available, thinly-traded securities will be valued in accordance with procedures established by the Board. Investment of capital in thinly-traded securities may restrict our ability to take advantage of market opportunities. The risks associated with thinly-traded securities may be particularly acute in situations in which our operations require cash and could result in us borrowing to meet our short term needs or incurring losses on the sale of thinly-traded securities.

Illiquid Securities

Illiquid securities in which a Fund may generally invest include direct placements in the securities of listed companies or 144A debt securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days and purchased OTC options. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including commercial paper, foreign securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which a Fund has valued the security. Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; and the nature of any restrictions on resale. A Fund will not hold more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, OTC options and certain restricted securities not determined by the Board to be liquid.

Investment Companies

A Fund may invest in other investment companies to the extent permitted by the 1940 Act. A Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as a Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption, or if such fees are paid a Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid. With respect to other investments in investment companies, the 1940 Act generally limits a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of a Fund.

Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act (including limitations on sales charges), and the rules and regulations thereunder. By investing in securities of an investment company, a Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to a Fund’s own fees and expenses.

Closed-End Funds. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or OTC. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which a Funds invest. Investments in closed-end funds are subject to the additional risk that shares of A Fund may trade at a premium or discount to their NAV per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of a closed-end fund, shareholders of a Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of a Fund’s fees and expenses. Although closed-end funds are generally listed and traded on an exchange, the degree of liquidity, or ability to be bought and sold, will vary significantly from one closed-end fund to another based on various factors including, but not limited to, demand in the marketplace.

Open-End Mutual Funds. Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The NAV per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by a Fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. Although closed-end funds are generally listed and traded on an exchange, the degree of liquidity, or ability to be bought and sold, will vary significantly from one closed-end fund to another based on various factors including, but not limited to, demand in the marketplace. When a Fund invests in shares of an open-end fund, shareholders of a Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of a Fund’s fees and expenses.

Exchange-Traded Funds. Exchange-traded Fund (“ETFs”) are typically open-end investment companies that are bought and sold on a national securities exchange. When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If a Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which a Fund invests in addition to a Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

Exchange-Traded Notes

Exchange-Traded Notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, issuer call options, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how a Fund characterize and treat ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Options, Futures and Other Strategies

General. A Fund may use options (both traded on an exchange and OTC), futures contracts (sometimes referred to as “futures”), swaps, caps, floors, collars, structured or synthetic financial instruments, forward agreements, and other derivative securities (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a particular portfolio security, to create a synthetic position, for certain tax-related purposes, to close out previously established derivatives such as options, forward and futures positions, to reduce volatility, to enhance income, and/or to gain market exposure. These can also be used as speculative instruments. In addition to the other limitations described herein, a Fund ability to use Financial Instruments may be limited by tax considerations.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the CFTC. In addition to the instruments, strategies and risks described below, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new investment techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below.

Exclusion of Adviser from Commodity Pool Operator Definition. To the extent that a Fund may choose to invest in derivatives, an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC would be expected to be claimed with respect to a Fund, and, therefore, the Adviser would not subject to CFTC registration or regulation as a CPO with respect to a Fund. In addition, the Adviser would rely upon a related exemption from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion would require a Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described below. Because the Adviser and a Fund would intend to comply with the terms of the CPO exclusion, as necessary, a Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. A Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved a Fund’s and the Adviser’s reliance on this exclusion and exemption, respectively, or a Fund, its investment strategies, the Prospectus or this SAI.

Generally, the exclusion from CPO regulation requires a Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish a Fund’s positions in commodity interests may not exceed 5% of the liquidation value of a Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of a Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of a Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, any of a Fund relying on the exclusion can no longer satisfy these requirements, the notice claiming an exclusion from the definition of a CPO would be withdrawn, and the Adviser would be subject to registration and regulation as a CPO with respect to a Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to a Fund, a Fund may incur additional compliance and other expenses.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

●	Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

●	Certain Financial Instruments may have a leveraging effect on a Fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When a Fund engages in transactions that have a leveraging effect, the value of a Fund is likely to be more volatile and all other risks are also likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than a Fund would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.

●	Certain Financial Instrument transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties and/or through financial institutions acting as market makers (“OTC derivatives”), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that are either required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, each Fund bears the risk of default by its counterparty. In a cleared derivatives transaction, a Fund is instead exposed to the risk of default of the clearinghouse and the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

●	Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from the imposition of daily price fluctuation limits or trading halts.

●	As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, they might be required to continue to maintain such assets or accounts or make such payments until the position expires or matures. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sells a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

●	Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchasing options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless they own either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, Citibank, N.A. (the “Custodian”), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover obligations under Financial Instruments could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the American Stock and Options Exchange (“AMEX”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. A Fund will only write call options on securities it holds in their portfolios (i.e., covered calls). By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option and receiving a premium, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund is small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate an obligation under a call option or put option that it has written by purchasing an identical call option or put option. This is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option. This is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Interest Rate Options. Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. A Fund may use interest rate options to hedge against anticipated and non-anticipated changes in interest rates on a portfolio wide basis or versus individual securities which may also have interest rate options embedded within the security.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium received, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If a Fund writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” that is typically calculated as an amount equal to the volatility in the market value of a contract over a fixed period. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sell a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price. Once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. A Fund use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Fund in excess of the amount a Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund.

There is a risk of loss by a Fund of its initial and variation margin deposits in the event of bankruptcy of the FCM with which a Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because a Fund might be limited to recovering only a pro rata share of all available Fund and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use a Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer.

Options on futures contracts trade on the same contract markets as the underlying futures contracts. The writer (seller) of an option on a futures contract becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. A Fund use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swaps. A Fund may enter into swap contracts. Generally, swap agreements are contracts between a Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given rates.

Certain standardized swaps are subject to mandatory central clearing and exchange trading. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and the SEC recently defined as “swaps,” including non-deliverable foreign exchange forwards, OTC foreign exchange options, and swaptions. Mandatory exchange-trading and clearing will take place on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing, and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.

Interest Rate Swaps. A Fund may enter into interest rate swap contracts. Interest rate swap contracts are contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

Credit Default Swaps. A Fund may enter into credit default swap agreements. The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by a Fund. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (otherwise known as the notional amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default, restructuring or bankruptcy.

A Fund may be either the buyer or seller in the transaction. As a seller, a Fund receive a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Fund is a buyer and no credit event occurs, a Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If a Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment. In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund.

Currency Swaps. In order to protect against currency fluctuations, a Fund may enter into currency swaps. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Comprehensive Swaps Regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Risks of Swaps. A Fund’s use of swaps is subject to the risks associated with derivative instruments generally. In addition, because uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges, uncleared swap participants may not be as protected as participants on organized exchanges. Performance of an uncleared swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps. A Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

With respect to cleared swaps, there is also a risk of loss by a Fund of its initial and variation margin deposits in the event of bankruptcy of the FCM with which a Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because a Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use a Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

Risks of Potential Government Regulation of Derivatives. It is possible that additional government regulation of various types of derivative instruments, including futures, options, and swap contracts, may limit or prevent a Fund from using such instruments as part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a Fund to use certain instruments as part of its investment strategy. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using certain instruments.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. The futures, options, and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of futures, options, and swaps transactions in the U.S. is a rapidly changing area of law and is subject to modification by government action.

New and developing regulation may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, any new position limits imposed on a Fund or its counterparties may impact a Fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective. New requirements, even if not directly applicable to a Fund, including capital requirements and mandatory clearing, may increase the cost of a Fund investments and cost of doing business, which could adversely affect investors.

Interest Rate Floors, Caps, and Collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Cash Investments. A Fund may invest in high-quality, short-term debt securities and money market instruments (“Cash Investments”) for (i) temporary defensive purposes in response to adverse market, economic, or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities. Cash Investments include shares of other mutual funds, certificates of deposit, bankers’ acceptances, time deposits, savings association obligations, commercial paper, short-term notes (including discount notes), and other obligations.

A Fund may hold a substantial position in Cash Investments for long periods of time, which may result in a Fund not achieving their investment objective. If the market advances during periods when a Fund is holding a large Cash Investment, a Fund may not participate to the extent it would have if a Fund had been more fully invested, and this may result in a Fund not achieving its investment objective during that period. To the extent that a Fund uses a money market fund for its Cash Investment, there will be some duplication of expenses because a Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Cash Investments are subject to credit risk and interest rate risk, although to a lesser extent than longer-term debt securities due to Cash Investments’ short-term, significant liquidity, and typical high credit quality.

A Fund may invest in any of the following:

Money Market Mutual Funds. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

To the extent that a Fund invests in money market mutual funds, your cost of investing in a Fund will generally be higher because you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to a Fund’s direct fees and expenses. Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. A Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. A Fund may invest a portion of its assets in commercial paper, short-term notes, and other corporate obligations. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, a Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P, “A” or higher by Moody’s, similarly rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

U.S. Government Obligations. A Fund may invest in U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below). In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Agency Obligations. A Fund may invest in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as “Sallie Mae.” Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.

Repurchase Agreements. A Fund may enter into repurchase agreements. Under such agreements, a Fund agrees to purchase U.S. government obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. A Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of a Fund’s net assets would be invested in illiquid securities including such repurchase agreements. To the extent necessary to facilitate compliance with Section 12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, a Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement. It is not clear whether a court would consider the U.S. government obligations to be acquired by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, a Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations. Delays may involve loss of interest or a decline in price of the U.S. government obligations. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. government obligations, a Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and a Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), a Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements for temporary purposes with banks and securities dealers if the creditworthiness of the bank or securities dealer has been determined by the Adviser to be satisfactory. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time when a Fund enters into a reverse repurchase agreement, liquid assets (such as cash, U.S. government securities or other “high-grade” debt obligations) of a Fund’s having a value at least as great as the purchase price of the securities to be purchased will be segregated on a Fund’s books and held by the Custodian throughout the period of the obligation. Reverse repurchase agreements are considered a form of borrowing and the use of reverse repurchase agreements by a Fund creates leverage which increases its investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, a Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or NAV would decline faster than otherwise would be the case. A Fund intend to enter into reverse repurchase agreements only if the income from the investment of the proceeds is expected to be greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Borrowing. Although the Funds do not intend to borrow money as part of their principal investment strategies, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to 33% of its net assets, but under normal market conditions, no Fund expects to borrow greater than 10% of such Fund’s net assets. A Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Countries use these controls to, among other reasons restrict movements of capital entering (inflows) and exiting (outflows) their country to respond to certain economic or political conditions. By way of example, such controls may be applied to short-term capital transactions to counter speculative flows that threaten to undermine the stability of the exchange trade and deplete foreign exchange reserves. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell, transfer, receive, deliver (i.e., create and redeem Creation Units) or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund (e.g., cause a Fund to trade at prices materially different from its NAV), and cause a Fund to decline in value. A Fund may change its creation and/or redemption procedures without notice in response to the imposition of capital controls or sanctions. There can be no assurance a country in which a Fund invests or the U.S. will not impose a form of capital control or sanction to the possible detriment of a Fund and its shareholders.

Currency Exchange Rate Risk. Investments denominated in non-U.S. currencies and investments in securities or derivatives that provide exposure to such currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because a Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which a Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

Currencies of emerging or developing market countries may be subject to significantly greater risks than currencies of developed countries. Many developing market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some non-U.S. market currencies may not be traded internationally, may be subject to strict limitations on foreign investment and may be subject to frequent and unannounced government intervention. Government intervention and currency controls can decrease the value and significantly increase the volatility of an investment in non-U.S. currency. Although the currencies of some developing market countries may be convertible into U.S. dollars, the achievable rates may differ from those experienced by domestic investors because of foreign investment restrictions, withholding taxes, lack of liquidity or other reasons.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks (including restrictions on the transfers of securities). With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries. Foreign securities also include ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets. In addition, a Fund may change its creation or redemption procedures without notice in connection with restrictions on the transfer of securities. For more information on creation and redemption procedures, see “Creation and Redemption of Creation Unit Aggregations” herein.

High Yield Risk. A Fund may invest a limited portion of its assets in securities rated lower than Baa3 by Moody’s Investors Services, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Corporation (“S&P”) or Fitch. Such securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

INVESTMENT LIMITATIONS

A Fund’s investment objective and principal investment strategies, as described in each Fund’s Prospectus, as well as the Index, if applicable, are non-fundamental policies and may be changed by the Board without shareholder approval, as long as shareholders are provided with at least sixty (60) days’ prior written notice of any such change.

A Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

As a fundamental investment policy, the Funds may not:

Senior Securities: Issue senior securities, except as permitted under the 1940 Act.

Borrowing: Borrow money, except as permitted under the 1940 Act.

Underwriting: Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration: Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. However, certain Funds have adopted the following concentration policies:

●	Emles Federal Contractors ETF: The Fund will invest 25% or more of the value of its total assets in the aerospace and defense industry. For purposes of determining industry concentration, if the Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if the Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy.

●	Emles Real Estate Credit ETF: The Fund will invest 25% or more of the value of its total assets in the securities of issuers in real estate related industries including REITs. For purposes of determining industry concentration, if the Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if the Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy.

Real Estate: Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities: Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans: Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of a Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for a Fund the proxy voting guidelines of the Adviser. The Trust has delegated to the Adviser the authority and responsibility for voting proxies on the portfolio securities held by a Fund. The remainder of this section discusses a Fund’s proxy voting guidelines and the Adviser’s role in implementing such guidelines.

Attached as Appendix B to this SAI is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of a Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with a Fund’s investment objective. Information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 will be available without charge, (1) upon request, by calling (833) 673-2661, and (2) on the Commission’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Adviser. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

Information about each Fund’s portfolio holdings is made available each Business Day in accordance with SEC rules and regulations pertaining to ETFs, regulations of a Fund’s Exchange and other applicable SEC regulations, orders and no-action relief. A “Business Day” with respect to each Fund is any day on which the Exchange is open for business. The Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Adviser, the Distributor and the Funds’ administrator (the “Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds’ Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.emles.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund discloses its complete portfolio holdings as of the end of its fiscal year, June 30, and its second fiscal quarter, December 31, in its reports to shareholders. Each Fund files its complete monthly portfolio holdings as of the end of its first and third fiscal quarters, September 30 and March 31, with the SEC on Form N-PORT no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov, or by calling the Trust at (833) 673-2661.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

INDEX DESCRIPTION

A description of the applicable Index on which a Fund’s investment strategy is based is provided in the relevant Fund’s Prospectus under “Principal Investment Strategies” with certain additional details provided below. Additional information about each Index including the components and weightings of the Index, as well as the rules that govern inclusion and weighting in the Index, is available on the applicable Index provider’s website.  Emles Alpha Opportunities ETF is an actively-managed ETF that does not track an index.

The approximate number of components of each Index is disclosed herein as of October 22, 2021.

Fund	Name of Index	Approximate Number of Components
Emles Luxury Goods ETF	Emles Global Luxury 50 Index	50
Emles Federal Contractors ETF	Emles Federal Contractors Index	19
Emles Real Estate Credit ETF	Solactive U.S. Real Estate Bond Index	448
Emles @Home ETF	Emles Home Lifestyle Index	30
Emles Made in America ETF	Emles American Manufacturing Index	66

Index Maintenance. Index maintenance occurs throughout the year and includes implementing adjustments for corporate actions.

Index Availability. Each Index is calculated and disseminated throughout each day the Exchange is open for trading.

Changes to the Index Methodology. Each Index is governed by a published, rules-based methodology. Changes to the methodologies will be publicly disclosed at www.emles.com/indexes for the indexes provided by Emles Indexing LLC, and at www.solactive.com for the index provided by Solactive, prior to implementation. Sixty days’ notice will be given prior to the implementation of any such change.

Index Rebalance. Each Index is rebalanced according to its methodology, and as described in the relevant Fund’s Prospectus under “Principal Investment Strategies.”

Index Calculation Agent. Each Index has an index calculation agent that will calculate, maintain and disseminate the Index on a daily basis.

Solactive U.S. Real Estate Bond Index. The Emles Real Estate Credit ETF is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive U.S. Real Estate Bond Index (the “Solactive Index”) and/or Solactive Index trademark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards Emles Real Estate Credit ETF and the Trust, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of the financial instrument. Neither publication of the Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trademark for the purpose of use in connection with the financial instrument constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Emles Real Estate Credit ETF.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Unit Aggregations through a broker-dealer to “seed” Funds as they are launched or thereafter, may purchase shares from other broker-dealers that have previously provided “seed” for Funds when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such Funds, the shares are being registered to permit the resale of these shares from time to time after purchase. The Funds will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.

The Selling Shareholder intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. The Selling Shareholder may use any one or more of the following methods when selling shares:

■	ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;

■	privately negotiated transactions;

■	through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and

■	any other method permitted pursuant to applicable law.

The Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the delivery to such broker-dealer or other financial institution of shares, which shares such broker-dealer or other financial institution may resell.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

The Selling Shareholder has informed the Funds that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares. Upon the Funds being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in each Fund’s Prospectus and this SAI, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Securities Exchange Act, which may limit the timing of purchases and sales of any of the shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares. All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares. There is a risk that the Selling Shareholder may redeem its investments in a Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on a Fund and its shares.

TRUSTEES AND OFFICERS

Board of Trustees

The business and affairs of the Funds are managed under the oversight of the Board subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust and Bylaws (the “Declaration of Trust”). The Board is responsible for oversight of the practices and processes of a Fund and its service providers, rather than active management of a Fund, including in matters relating to risk management. The Board seeks to understand the key risks facing each Fund, including those involving conflicts of interest; how Fund management identifies and monitors those risks on an ongoing basis; how Fund management develops and implements controls to mitigate those risks; and how Fund management tests the effectiveness of those controls. The Board cannot foresee, know or guard against all risks, nor are the Trustees guarantors against risk. The officers of the Funds conduct and supervise each Fund’s daily business operations. Trustees who are not deemed to be “interested persons” of a Fund as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of a Fund is referred to as “Interested Trustees.”

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board expects to conduct regular quarterly meetings, including in-person or telephonic meetings, and to hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. At these meetings, officers of the Trust provide the Board (or one of its committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, audit results, and insurance and fidelity bond coverage. In addition, it is expected that the Independent Trustees meet at least annually to review, among other things, investment management agreements and certain other plans and agreements, and to consider such other matters as they deem appropriate.

The Board has established two standing committees – an Audit Committee and a Nominating and Corporate Governance Committee – to assist the Board in its oversight of risk as part of its broader oversight of the Funds’ affairs. The Audit Committee and the Nominating and Corporate Governance Committee, each of which is comprised solely of the Board’s Independent Trustees, are described below. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. The Audit Committee and Nominating and Corporate Governance Committee each meet periodically to perform their delegated oversight functions and reports its findings and recommendations to the Board.

Peter Lebovitz is the Chairman of the Board and an Independent Trustee. The Board, taking into consideration its oversight responsibility of the Funds, including the Funds’ regular use of fair valuation and the Board’s extensive experience overseeing the development and implementation of fair valuation processes, believes that its leadership structure is appropriate. In addition, the Board’s use of Committees (each of which is chaired by an Independent Trustee with substantial industry experience) and the fact that the Adviser’s CEO serves on the Board, both serve to enhance the Board’s understanding of the operations of the Funds and the Adviser.

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below. Each Trustee’s mailing address is c/o Emles Advisors LLC, 437 Madison Avenue, 17th Floor, New York, NY 10022.

Independent Trustees

Name and Year of Birth	Positions Held and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Albert Bellas Year: 1942	Trustee, Since July 2020	Senior Managing Director, Klingenstein Fields Advisors LLC (2019 to Present); Founder and Managing Director, The Solaris Group LLC (2004 to 2019)	6	None.

Peter Lebovitz Year: 1955	Trustee, Since July 2020	Managing Director, Harkness Partners (Consulting) (2010 to Present)	6	Artisan Partners Funds (since 2014); Weiss Strategic Interval Fund (2017 to 2020).

Wendy Wachtell Year: 1961	Trustee, Since July 2020	President, Joseph Drown Foundation (1988 to Present); Vice Chair, Harvard-Westlake School (2005 to Present); Co-Chair, The Rape Foundation (2012 to Present); President, Los Angeles Premier Water Polo Club (2012 to Present); President, Princeton Men’s Water Polo (2013 to Present)	6	None.

(1) Each Trustee serves until resignation or removal from the Board.

(2) The Fund Complex includes all Funds within the Trust.

Interested Trustees and Officers

Name and Year of Birth	Positions Held and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Gabriel Hammond(3) Year: 1979	Trustee, President and Chief Executive Officer, Since July 2020	Chief Executive Officer, Emles Advisors (2018 to Present); Chief Executive Officer, Broad Green Pictures (2015 to 2018); Founder, Alerian (2004 to 2018)	6	None.

Davendra Saxena Year: 1979	Secretary, Since July 2020	Chief Financial Officer, Emles Advisors (2018 to Present); Chief Financial Officer, Hammond Beverage Group (2019 to Present); Trustee, Yleana Arce Foundation (2018 to Present); Chief Financial Officer, Alerian (2015 to 2018); Chief Financial Officer, Broad Green Pictures (2015 to 2018); Executive Board Member, Pratham USA, LA Chapter (Charitable Non-Profit) (2015 to Present)	N/A	N/A

Derek Mullins Year: 1973	Treasurer, Chief Financial Officer and Chief Accounting Officer, Since July 2020	Managing Partner, PINE Advisor Solutions (2018 to Present); Principal Financial Officer, Destra Investment Trust , Destra International & Event Driven Credit Fund and Destra Multi-Alternative Fund (2018 to Present); Principal Financial Officer, XAI Octagon FloatingRate & Alternative Income Term Trust (2020 to Present); Previously, Director of Operations, ArrowMark Partners LLC (2009 to 2018); Chief Financial Officer and Treasurer, Meridian Fund, Inc. (2013 to 2018)	N/A	N/A

Marcie McVeigh Year: 1979	Assistant Treasurer, Since July 2020

Director of CFO Services, PINE

Advisor Solutions (2020 to Present);

Previously, Assistant Vice President and

Performance Measurement Manager, Brown

Brothers Harriman (2019 to 2020); Senior

Financial Reporting Specialist, American

Century Investments (2011 to 2018)

			N/A	N/A

J.B. Blue Year: 1977	Chief Compliance Officer, Since July 2020	Managing Partner, PINE Advisor Solutions (2020 to Present); SVP, Director of Operations, CCO, 361 Capital LLC (2010 to 2018)	N/A	N/A

Alexa Bonaros Year: 1990	Vice President, Since September 2020	SVP of Legal and Compliance, Emles Advisors, LLC (2020 to Present); Compliance Manager, Ivesco US (2019 to 2020); Senior Compliance Specialist, OppenheimerFunds (2015 to 2019)	N/A	N/A

Tim Darcy Year: 1977	Vice President, Since September 2020	Head of ETF Operations, Chief Compliance Officer, Emles Advisors LLC (2020 to Present); Senior ETF Capital Markets Strategist, Invesco US (2019 to 2020); AVP Capital Markets, Beta Solutions, OppenheimerFunds (2017 to 2019); ETF Services Manager, WisdomTree Asset Management (2014 – 2017)	N/A	N/A

(1) Each Trustee and officer serves until resignation or removal from the Board.

(2) The Fund Complex includes all Funds within the Trust.

(3) Gabriel Hammond is an interested Trustee because he is the founder and Chief Executive Officer of Emles Advisors, LLC, the adviser to the Funds.

Trustee Qualifications.

Generally, the Funds believe that each Trustee is competent to serve because of his or her individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Gabriel Hammond. After graduating from Johns Hopkins University in 2001, Mr. Hammond joined Goldman Sachs & Co. in the Energy & Power Group. In 2004, he left Goldman and founded SteelPath, an investment firm that focused exclusively on energy infrastructure, and Alerian, a leading energy infrastructure data and analytics company. In 2005, Alerian created and launched the first real-time index of master limited partnerships (“MLPs”). In 2010, SteelPath launched the first MLP mutual fund and Alerian launched the first MLP exchange traded fund. Mr. Hammond sold SteelPath and its mutual funds family to OppenheimerFunds, Inc. in 2012, but remained a portfolio manager until 2014, and he sold Alerian in 2018. In 2019, Mr. Hammond founded Emles Advisors LLC where he serves as the Chief Executive Officer.

Albert Bellas. Mr. Bellas has over 50 years of professional experience in the financial sector. Mr. Bellas has been a Senior Managing Director at Klingenstein Fields since 2019, and prior to this, was the founder and managing director of Solaris Group, LLC since 2004. Prior to establishing this firm, he was the chair, chief executive officer, and managing director of Neuberger Berman, LLC from 2000 to 2003, having been managing director of Offitbank from 1992 to 2000. From 1981 to 1991, Mr. Bellas was on the board of director of Lehman Brothers, also serving as senior executive vice president of Shearson Lehman Brothers from 1979 to 1991. He was previously a general partner with Loeb Rhoades and Company from 1976 to 1978 and he was vice president of Goldman Sachs and Company from 1973 to 1976. Earlier in his career, he served as an associate with Dillon, Read, and Company from 1968 to 1972. Mr. Bellas began his career as an intern at the White House in 1963. He then became a student at Yale University, where he obtained a Bachelor of Arts. He continued his studies with the University of Chicago, completing a Juris Doctor. He then joined Columbia University, earning a Master of Business Administration. Mr. Bellas’s depth of experience contributes to the Board’s effectiveness in managing the Trust.

Peter Lebovitz. Mr. Lebovitz is the Founder and Managing Partner of Harkness Partners LLC. Prior to founding Harkness Partners in 2010, Mr. Lebovitz was a Managing Partner with Managers Investment Group, LLC (formerly The Managers Funds where he was President & CEO). Prior to Managers, Mr. Lebovitz held positions with Hyperion Asset Management (Marketing Partner), Greenwich Asset Management (SVP, Portfolio Manager and Head of Marketing), The First Boston Corporation (Asset Management, Capital Markets and Sales) and A.T. Kearney (Management Consulting). Mr. Lebovitz has served as a director for multiple registered investment companies, and currently serves as director at Artisan Partners Funds. He is on the Board of two private family office investment companies. Mr. Lebovitz is a member of the Investment Committee of the Board of The Mercersburg Academy. Mr. Lebovitz holds an M.B.A. from the Tuck School of Business at Dartmouth and received his A.B. in Political Science from Trinity College. Mr. Lebovitz’s depth of experience contributes to the Board’s effectiveness in managing the Trust.

Wendy Wachtell. Ms. Wachtell has been the President of the Joseph Drown Foundation since 1988 and also co-manages a private family limited partnership investment company. The Joseph Drown Foundation is responsible for distributing approximately $7 million annually to non-profits in Los Angeles. Ms. Wachtell also serves on the Boards of Directors of the following organizations: Harvard-Westlake School, The Rape Foundation, Los Angeles Premier Water Polo Club and Princeton Men’s Water Polo. Ms. Wachtell has a Masters of Journalism from the University of Southern California and a Bachelor of Arts from Wellesley College. Ms. Wachtell’s depth of experience contributes to the Board’s effectiveness in managing the Trust.

Additional Information about the Board’s Committees.

Audit Committee. The members of the Audit Committee consist of all the Independent Trustees, including Albert Bellas, Peter Lebovitz and Wendy Wachtell. Mr. Bellas is the Audit Committee Chair and Mr. Lebovitz has been designated as the Audit Committee financial expert.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and each Fund’s financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s Chief Compliance Officer (the “CCO”); (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of each Fund’s audit, the Funds’ accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of each Fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to a Fund by the independent registered public accounting firm and all permissible non-audit services provided by a Fund’s independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to a Fund’s operations and financial reporting.

During the fiscal year ended June 30, 2021, the Audit Committee met four times.

Nominating and Corporate Governance Committee. The Board has a Nominating and Corporate Governance Committee that consists of all of the Independent Trustees, including Albert Bellas, Peter Lebovitz and Wendy Wachtell. The Nominating and Corporate Governance Committee is responsible for selecting, researching, and nominating Trustees for election by the Funds’ shareholders, selecting nominees to fill vacancies on the Board or a committee of the Board, developing and recommending to the Board a set of corporate governance principles and overseeing the evaluation of the Board and the Trust’s management. The Nominating and Corporate Governance Committee will consider shareholders’ proposed nominations for Trustees. Wendy Wachtell serves as the chairman of the Nominating and Corporate Governance Committee.

During the fiscal year ended June 30, 2021, the Nominating and Corporate Governance Committee did not meet.

Risk Oversight:

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds.

The Board also receives regular reports from the internal risk, investment and other committees that have been established for purposes of oversight and compliance of the Trust and Fund. The CCO, committees and engaged service providers that also provide compliance and regulatory support regularly report to the Board on a range of matters, including those relating to risk management. At least annually, the Board receives a report from the CCO regarding the effectiveness of a Fund’s compliance program.

The CCO reports regularly to the Board on Fund valuation matters. The Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program.

Trustee Ownership of the Funds

The following table shows the dollar range of equity securities owned by the Trustees in the Funds as of December 31, 2020.

	Gabriel Hammond	Albert Bellas	Peter Lebovitz	Wendy Wachtell
Emles Alpha Opportunities ETF(1)	None	None	None	None
Emles Luxury Goods ETF	Over $100,000	None	None	None
Emles Federal Contractors ETF	Over $100,000	None	None	None
Emles Real Estate Credit ETF	Over $100,000	None	None	None
Emles @Home ETF	Over $100,000	None	None	None
Emles Made in America ETF	Over $100,000	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by Trustees in Family of Investment Companies(2)	Over $100,000	None	None	None

(1)	The Emles Alpha Opportunities ETF had not launched as of December 31, 2020.
(2)	The Family of Investment Companies includes all Funds within the Trust.

None of the Independent Trustees or their family members beneficially owned any class of securities of the Adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter of the Funds.

Compensation of Board Members

Each Trustee who is not an employee of the Adviser is compensated by an annual retainer in the amount of $20,000 and also receives $3,000 for attendance at each regularly scheduled Board meeting. The Trustees are compensated by the Adviser from its unitary fees, and not from the Trust. The Trust does not pay retirement benefits to its Trustees and officers. Other officers and Interested Trustees of the Trust are not compensated by the Funds. The following table sets forth compensation received by the Trustees from the Adviser for the fiscal period from the Trust’s organizational meeting (July 15, 2020) to June 30, 2021:

Name of Person	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex(2) Paid to Trustees
Gabriel Hammond	$0	$0	$0	$0
Albert Bellas	$20,290	$0	$0	$20,290
Peter Lebovitz	$20,290	$0	$0	$20,290
Wendy Wachtell	$20,290	$0	$0	$20,290

(1)	Each Trustee’s compensation is paid by the Adviser out of its unitary fee, and not paid by the Trust, or the Funds separately.
(2)	The Fund Complex includes all Funds within the Trust.

Codes of Ethics

The Trust and the Adviser have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. This code of ethics permits the personnel of these entities to invest in securities under some circumstances, including securities that a Fund may purchase or hold. The code of ethics is available on the EDGAR database of the Commission’s website at www.sec.gov. In addition, copies of the code of ethics may be obtained, after mailing the appropriate duplicating fee, by e-mail request to publicinfo@sec.gov.

Certain officers, employees, accounts or affiliates of the Adviser including other funds advised by the Adviser or third parties, may from time to time own a substantial amount of a Fund’s shares, including as an initial or seed investor. Such positions may be held for a limited period of time, including to facilitate commencement of a Fund, to facilitate the Funds’ achieving size or scale or in seeking to track model portfolios of ETFs developed and maintained by the Adviser. Such shareholders, individually and/or collectively, could at times be considered to control a Fund (i.e., own greater than 25% of a Fund’s shares) and may purchase or sell shares, including large blocks of shares, at any given time. There can be no assurance that any such entity or person would not redeem or sell its investment, that the size of that Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements, which could negatively impact that Fund and its shares. In addition, such transactions may account for a large percentage of secondary market trading volume and may, therefore, not be sustainable and/or may have a material upward or downward effect on the market price of the shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.

The Trust and the Funds do not have information concerning their beneficial ownership held in the names of DTC Participants. As of September 30, 2021, Gabriel Hammond, 437 Madison Avenue, 17th Floor, New York, NY 10022, owned 5% or more of the outstanding shares of the following Funds:

Fund	Percentage Ownership
Emles Alpha Opportunities ETF	44%
Emles Luxury Goods ETF	0%
Emles Federal Contractors ETF	49%
Emles Real Estate Credit ETF	50%
Emles @Home ETF	57%
Emles Made in America ETF	59%

As of September 30, 2021, the Trustees and officers as a group own the following amounts of each Fund:

Fund	Percentage Ownership of Trustees and Officers as a Group
Emles Alpha Opportunities ETF	44%
Emles Luxury Goods ETF	0%*
Emles Federal Contractors ETF	49%
Emles Real Estate Credit ETF	50%
Emles @Home ETF	57%
Emles Made in America ETF	59%

*	less than 0.1%

The Adviser and its control persons may invest in the Fund for true investment purposes. However, the Adviser and/or its control persons purchased a significant number of shares in the Fund upon the commencement of investment operations for non-investment purposes (a “Seed Investment”). Seed Investments were made in order to ensure efficient trading and market operations until the Fund reaches more operationally sustainable asset levels, at which time, the Adviser and its control persons may gradually reduce and eventually eliminate the Seed Investments. As such, the majority of the outstanding shares of the Fund will initially be held by the Adviser and/or its control persons. In an attempt to mitigate market risk of the Seed Investments, in each case the Adviser and/or its control persons intend to sell the Fund’s portfolio positions (or highly correlated assets) short, or enter into a swap transaction, in order to achieve a market neutral or hedged Seed Investment. In doing so, the objective is that losses in the Fund will be offset by gains in the short positions or swap, and gains in the Fund will be offset by losses on the short positions or swap. Neither the Adviser nor its control persons intend to profit from the hedging transactions. All transactions are monitored by the Adviser’s chief compliance officer.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser. Emles Advisors LLC serves as investment adviser to the Funds pursuant to a management agreement between the Trust and the Adviser (the “Management Agreement”). The Adviser is a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 437 Madison Avenue, 17th Floor, New York, NY 10022. The Adviser is a wholly owned subsidiary of Yleana Holdco LLC, which is wholly owned by Yleana Management LLC. Yleana Management LLC is majority owned by Gabriel Hammond.

Under the Management Agreement, the Adviser is responsible for the overall management and administration of the Trust. The Adviser provides an investment program for each Fund. The Adviser also provides proactive oversight of the buying and selling of securities for each Fund. In addition, the Adviser arranges for, and oversees, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for the Funds to operate. The Adviser furnishes to the Trust all office facilities, equipment, services and executive and administrative personnel necessary for managing the investment program of the Trust for each Fund, including:

o	Overseeing the Trust’s insurance program;

o	Overseeing and coordinating all governance matters for the Trust;

o	Coordinating meetings of the Board of Trustees;

o	Devoting time and resources to maintaining an efficient market for each Fund’s shares;

o	Coordinating with outside counsel on all Trust related legal matters;

o	Coordinating the preparation of the Trust’s financial statements;

o	Coordinating all regulatory filings and shareholder reporting;

o	Overseeing each Fund’s tax status and tax filings;

o	Maintaining and updating a website for certain required disclosures; and

o	Providing shareholders with additional information about the Funds.

Each Fund pays the Adviser a Management Fee, based on a percentage of each Fund’s average daily net assets, indicated below.

Fund	Advisory Fee Rate
Emles Alpha Opportunities ETF	1.75%
Emles Luxury Goods ETF	0.60%
Emles Federal Contractors ETF	0.60%
Emles Real Estate Credit ETF	0.48%
Emles @ Home ETF	0.49%
Emles Made in America ETF	0.49%

The following table sets forth compensation received by the Adviser for the fiscal period from each Fund’s inception (as noted below) to June 30, 2021:

Fund	Advisory Fees Earned for Fiscal Period Ended June 30, 2021
Emles Alpha Opportunities ETF***	$51,967	#
Emles Luxury Goods ETF*	$10,648
Emles Federal Contractors ETF**	$32,756
Emles Real Estate Credit ETF**	$60,210
Emles @Home ETF**	$29,592
Emles Made in America ETF**	$31,714

*	Inception Date: November 24, 2020.
**	Inception Date: October 14, 2020.
***	Inception Date: June 9, 2021.
#	The Adviser voluntarily waived all management fees for the period ended June 30, 2021. After waiver, the Adviser received $0 in advisory fees for the period.

Pursuant to the Management Agreement on behalf of the Funds, the Adviser has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vi) fees and expenses related to the provision of securities lending services; and (vii) the advisory fee payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of such Funds and are not paid by the Adviser.

The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Management Agreement with respect to each Fund continues in effect for two years from its effective date, and for one year periods thereafter subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Management Agreement with respect to any Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Management Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Administrator and Fund Accountant. Citi Fund Services Ohio, Inc. (the “Citi Fund Services”) serves as administrator, fund accountant and transfer agent for the Funds. Citi Fund Services’ principal address is 4400 Easton Commons, Suite 200, Columbus, Ohio 43219. Under the Service Agreement with the Trust, Citi Fund Services provides certain administrative, accounting and transfer agency services. As administrator, Citi Fund Services prepares and reviews financial statements and certain regulatory filings, calculates expenses and makes disbursements, calculates performance, and prepares various compliance reports. As fund accountant, Citi Fund Services assist with valuation, performs general accounting functions and performs reconciliations. For its services, Citi Fund Services receives certain out-of-pocket costs, transaction fees and asset-based fees which are aggregated and paid monthly. Fees paid to Citi Fund Services are paid for by the Adviser out of its unitary fee, not the Funds.

Custodian and Transfer Agent. Citibank, N.A. (“Citibank”), located at 388 Greenwich Street, New York, NY 10013 serves as custodian for the Funds pursuant to a Global Custody and Service Agreement with the Funds (the “Custody Agreement”). The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. As transfer agent, Citibank completes shareholder services and account maintenance, among other items. For its services, Citibank receives certain out-of-pocket costs and transaction fees.

Securities Lending Activities. Citibank serves as securities lending agent to the Trust. As securities lending agent, Citibank is responsible for the implementation and administration of the securities lending program pursuant to the Securities Lending Authorization Agreement (“Securities Lending Agreement”). Citibank acts as agent to the Trust to lend available securities with any person on its list of approved borrowers. Citibank determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Citibank ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the applicable Fund’s relevant account on the date such amounts are delivered by the borrower to Citibank. Citibank receives and holds, on a Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Citibank marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, Citibank returns the collateral to the borrower upon the return of the loaned securities to Citibank. Citibank invests cash collateral in accordance with the Securities Lending Agreement. Citibank maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Funds a monthly statement describing the loans made, and the income derived from the loans, during the period. Citibank performs compliance monitoring and testing of the securities lending program and, on a monthly basis, Citibank will make available to the Trust’s Board of Trustees a statement describing the outstanding loans and income made on such loans during the period. The Funds did not engage in securities lending activities during the fiscal period ended June 30, 2021.

Distributor. Foreside Financial Services, LLC serves as Distributor for the Trust and its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with the Adviser, or any stock exchange.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay or otherwise assist certain broker-dealers, registered investment advisers, banks, other financial intermediaries and platforms (“Intermediaries”) for certain activities and/or services related to the Fund, other Funds including for making Funds available such as without a commission or transaction fee (or to otherwise offset such commissions or fees), for participation in activities that are designed to make Intermediaries and investors more knowledgeable about exchange traded products, including the Funds, for other activities, such as marketing and educational training or support (such as through conferences, webinars and printed communications), for data, for platform development and/or access, for technology support, for co-marketing and cross-promotional efforts, or to otherwise facilitate education, relationships and/or investment. Payments made pursuant to such arrangements are expected to vary in any year, can be different for different Intermediaries and third parties, and can be subject to certain minimum payment levels. Any such payments or other consideration are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses and they do not change the price paid by investors for the purchase of the Funds’ shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

The Adviser or its affiliates intend to engage with, and make payments to, other Intermediaries and third parties in the future. Please contact your adviser, broker, other investment professional or other type of Intermediary and ask whether they have any such arrangements with Adviser or its affiliates and/or to receive more information regarding any payments such firm may receive. Any payments made by Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds.

If you have any additional questions, please call (833) 673-2661.

12B-1 PLANS

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PORTFOLIO MANAGERS

The following are primarily responsible for the day-to-day management of the Funds.

Fund	Portfolio Managers
Emles Alpha Opportunities ETF	Gabriel Hammond and Nathan Miller
Emles Luxury Goods ETF	Gabriel Hammond, Eric Qian, Yevgeniy Shelkovskiy
Emles Federal Contractors ETF	Gabriel Hammond, Eric Qian, Yevgeniy Shelkovskiy
Emles Real Estate Credit ETF	Gabriel Hammond, Eric Qian, Rachel Deinhart
Emles @ Home ETF	Gabriel Hammond, Eric Qian, Emanuel Zareh
Emles Made in America ETF	Gabriel Hammond, Eric Qian, Rachel Deinhart

As of June 30, 2021, Yevgeniy Shelkovskiy managed the following other accounts:

	Other Accounts Managed		Other Accounts Managed Subject to Performance Fee
	Number of Accounts	Assets Under Management	Number of Accounts	Assets Under Management
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	$2.6 Million	1	$2.6 Million
Other Accounts	0	0	0	0

The remaining Portfolio Managers did not manage any other accounts, other than the series of the Trust.

Compensation of Portfolio Managers.  Portfolio managers are employed and compensated by the Adviser, not by the Funds. Portfolio manager compensation generally consists of a base salary with the potential to receive an annual discretionary bonus and/or long-term equity incentives. The base salary for each portfolio manager is set at an annual salary amount. From time to time, salaries are reviewed and may be adjusted to ensure that each salary reflects the performance of the individual. Salaries are generally determined based on the individual’s level of experience and expertise, among other things. The annual bonus is discretionary and not guaranteed. The Adviser’s senior management determines whether bonuses are provided and the amount thereof.

Beneficial Ownership. As of June 30, 2021, the portfolio managers beneficially owned securities in the Funds in the following amounts:

Portfolio Manager	Emles Alpha Opportunities ETF	Emles Luxury Goods ETF	Emles Federal Contractors ETF	Emles Real Estate Credit ETF	Emles @Home ETF	Emles Made in America ETF
Gabriel Hammond	Over $1,000,000	None	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Nathan Miller	Over $1,000,000	None	None	None	None	None
Eric Qian	$10,001-$50,000	None	None	None	None	None
Yevgeniy Shelkovskiy	None	None	None	None	None	None
Rachel Deinhart	None	None	None	$1-$10,000	None	$1-$10,000
Emanuel Zareh	None	None	None	None	None	None

Conflicts of Interest. Portfolio managers manage numerous accounts with a variety of interests. This necessarily creates potential conflicts of interest for the portfolio managers. For example, portfolio managers may cause multiple accounts to invest in the same investment. Such accounts may have conflicting interests and objectives in connection with such investment, including differing views on the operations or activities of the portfolio company, the targeted returns for the transaction, and the timeframe for and method of exiting the investment. Portfolio managers have a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, the Adviser has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading, and purchases of securities from affiliated underwriters). These procedures are intended to help employees identify and mitigate potential conflicts of interest such as those described above.

BROKERAGE TRANSACTIONS

The Adviser assumes general supervision over placing orders on behalf of the Funds that it advises for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as if they may be involved in large block trades, less liquid or foreign securities, broad distributions, or other circumstances. The Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant.

The following table sets forth the brokerage commissions paid by each Fund for the fiscal period from each Fund’s inception (as noted below) to June 30, 2021:

Fund	Brokerage Commissions Paid for Fiscal Period Ended June 30, 2021
Emles Alpha Opportunities ETF***	$0
Emles Luxury Goods ETF*	$3,728
Emles Federal Contractors ETF**	$5,598
Emles Real Estate Credit ETF**	$0
Emles @Home ETF**	$2,827
Emles Made in America ETF**	$3,818

*	Inception Date: November 24, 2020.
**	Inception Date: October 14, 2020.
***	Inception Date: June 9, 2021.

Portfolio Turnover

Portfolio turnover rates for the Funds are disclosed in each Fund’s Prospectus. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses and may result in a substantial amount of distributions from a Fund to be taxed as ordinary income which may limit the tax efficiency of such Fund. The overall reasonableness of brokerage commissions is evaluated by each Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The following table sets forth the portfolio turnover information for each Fund for the fiscal period from each Fund’s inception (as noted below) to June 30, 2021:

Fund	Portfolio Turnover for Fiscal Period Ended June 30, 2021
Emles Alpha Opportunities ETF***	0%
Emles Luxury Goods ETF*	60.82%
Emles Federal Contractors ETF**	54.68%
Emles Real Estate Credit ETF**	86.44%
Emles @Home ETF**	29.79%
Emles Made in America ETF**	25.57%

*	Inception Date: November 24, 2020.
**	Inception Date: October 14, 2020.
***	Inception Date: June 9, 2021.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on October 2, 2018 and consists of multiple series or “funds”. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds within the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund, or if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o Foreside Financial Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the Securities Exchange Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the Securities Exchange Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the Securities Exchange Act.

Exclusive Forum. Unless the Trust consents in writing to the selection of an alternative forum, the Courts of the State of Delaware and the United States District Court for the District of Delaware shall, to the fullest extent permitted by law, be the sole and exclusive forums for (i) any action against the Trust, its Trustees or officers, its Investment Adviser, or its transfer, shareholder servicing or similar agent related to, arising out of or concerning the Trust, its business or its operations (ii) any derivative action or proceeding brought on behalf of the Trust, (iii) any action asserting a claim of breach of any duty owed by any Trustee or officer or other employee of the Trust to the Trust or to the shareholders of the Trust, including record and beneficial owners, (iv) any action asserting a claim against the Trust or any Trustee or officer or other employee of the Trust arising pursuant to any provision of the Delaware Statutory Trust Act, the Declaration of Trust or the By-Laws, or (v) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or the By-Laws. This exclusive forum requirement may not be enforceable.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or the applicable Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. The foregoing processes may be conducted by the Trust via a third party.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a portfolio of securities (the “Deposit Securities”) and/or an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Funds or Adviser may permit or require the submission of a basket of securities and other instruments, non-U.S. currency or cash denominated in U.S. dollars that differs from the composition of the published basket(s). The Funds or Adviser may permit or require the consideration for Creation Unit Aggregations to consist solely of cash. The Funds or Adviser reserve the right to permit or require the substitution of an amount of cash denominated in U.S. dollars or non-U.S. currency (i.e., a “cash in lieu” amount) to be added, at its discretion, to the Cash Component to replace any Deposit Security. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust or Adviser reserve the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be prohibited or restricted under applicable securities laws, or in certain other situations at the sole discretion of the Trust.

The portion of the Cash Component that does not serve to replace a Deposit Security is sometimes also referred to as the “Balancing Amount.” The Balancing Amount is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Balancing Amount is a positive number, the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number, the Authorized Participant will receive the Balancing Amount. The Balancing Amount does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security and/or applicable Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described herein, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on changes to a Fund’s Index and other factors.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (a “Participant Agreement”). A Participating Party or DTC Participant that has entered a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations must be received by the Distributor by the designated closing time, which is no later than the closing time of the regular trading session on the applicable Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to Citibank and the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach Citibank and the Distributor or an Authorized Participant. On days when the Exchange or U.S. or non-U.S. markets close earlier than normal, the Funds may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities and/or Cash Component to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust or Adviser, whose determination shall be final and binding.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of a Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor or Citibank to transmit through Citibank to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the second Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than “T” plus two Business Days (i.e., days on which the NYSE is open) (“T+2”). In certain cases, Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

On days when the Exchange or U.S. markets close earlier than normal, the Funds may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities and/or Cash Component to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust or Adviser, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Citibank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Citibank no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if Citibank does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current NAV of the Funds. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or Adviser, which the Trust or Adviser may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the applicable Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an Additional Cash Deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with Citibank the appropriate amount of federal funds by 2:00 p.m., Eastern time (or such other time as specified by the Trust), on the Settlement Date. If the Authorized Participant does not place its purchase order by the closing time or Citibank does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with Citibank, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount generally between 102%-110%, as directed by the Trust or Adviser, which the Trust or Adviser may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the Additional Cash Deposit to purchase the missing Deposit Securities. The Trust also requires delivery of Deposit Securities and/or an Additional Cash Deposit prior to settlement date by the Authorized Participant in relation to certain international markets.

The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Transmittal Date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Citibank or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date. In no event will an Authorized Participant receive or be entitled to interest or other consideration associated with or in relation to the Additional Cash Deposit.

Cash Purchases. When, in the sole discretion of the Trust or Adviser, cash purchases of Creation Unit Aggregations of shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Fund. If the Authorized Participant acts as a broker for a Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to any Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Citibank, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, Citibank or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Citibank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. To the extent creations are rejected or may be otherwise limited or suspended, Fund shares could trade at a significant premium or discount to NAV and the Fund could experience substantial redemptions.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. Each Fund imposes a “Transaction Fee” or “CU Fee” on investors purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees for each Fund will differ from Transaction Fees for other Funds, depending on the transaction expenses related to each Fund’s portfolio securities, and will be limited to amounts that have been determined by the Adviser to be appropriate. The maximum Transaction Fee, as set forth in the table below for each Fund, may be charged in cases where a Fund permits cash or cash in lieu of Deposit Securities. Investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. Also, investors who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by a Fund.

The following table sets forth the standard and maximum creation and redemption Transaction Fee for each of the Funds. These fees may be changed by the Trust.

Fund	CU Fee	Maximum CU Fee
Emles Alpha Opportunities ETF	$250	$500
Emles Luxury Goods ETF	$700	$1250
Emles Federal Contractors ETF	$250	$500
Emles Real Estate Credit ETF	$750	$1250
Emles @ Home ETF	$250	$500
Emles Made in America ETF	$250	$500

The Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a Fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a fund and are charged to defray the transaction cost to a fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a Fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.

Placement of Redemption Orders for Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by Citibank (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The consideration for redemption of Creation Unit Aggregations of a Fund generally consists of (i) a portfolio of securities (the “Fund Securities”) and/or (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by Citibank (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Citibank no later than instructed, which is typically one day after Transmittal Date (presuming T+2 settlement); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within two Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases, Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of shares of a Fund is not delivered as described above or an Additional Cash Deposit is not made, as applicable, in the sole discretion of the Trust or Adviser, in no event will an Authorized Participant receive or be entitled to interest or other consideration associated with or in relation to the Additional Cash Deposit, a Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any Additional Cash Deposit shall be in the form of U.S. dollars in immediately available funds and shall be held by Citibank and marked-to-market daily, and that the fees of Citibank and any sub-custodians in respect of the delivery, maintenance and redelivery of the Additional Cash Deposit shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of a Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Citibank according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust.

A Fund or the Adviser may also, in their sole discretion, upon request of an Authorized Participant, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of an International Fund may trade on the relevant exchange(s) on days that the Exchange for the International Fund is closed or that are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash, money market securities or fixed income securities and other instruments. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for a Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering a Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS AND OTHER SETTLEMENT MATTERS

Each Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+2. Each Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of security delivery practices and/or dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. New or special holidays, treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices (including lengthening settlement cycles, which may also occur in connection with a security sale and its settlement, with limitations or delays in the settlement itself and/or the convertibility or repatriation of the local proceeds associated therewith), could impede a Fund’s ability to satisfy redemption requests in a timely manner. In addition, other unforeseeable closings or changes in a foreign market due to emergencies may also prevent the Trust from delivering redemption proceeds within the normal settlement period or in a timely manner.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices may affect the delivery process.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to a RIC, such as a Fund. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Qualification as a Regulated Investment Company. Each Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing a Currency Strategy Fund’s status as a RIC for all years to which the regulations are applicable.

In 2006, the Internal Revenue Service (“IRS”) issued a revenue ruling which concludes that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code. In a subsequent revenue ruling the IRS provided that income from certain alternative investments that create commodity exposure, such as certain commodity index- linked or structured notes, may be considered qualifying income under Subchapter M of the Code.

In addition, a RIC may gain exposure to commodities through investment in a qualified publicly traded partnership, such as an ETF that is classified as a partnership or trust and which invests in commodities, or through investment in a wholly-owned subsidiary that is treated as a controlled foreign corporation for federal income tax purposes.

A Fund’s failure to qualify as a RIC could cause investors to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close a Fund or materially change a Fund’s investment objective and strategies. Please refer to the section of this SAI entitled “Taxes – Taxation of the Funds” for a more detailed explanation of the risks associated with a Fund’s failure to qualify as a RIC.

Taxation of the Funds. If a Fund qualifies for treatment as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, a Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a Fund in computing its taxable income. In addition, a Fund’s distributions, to the extent derived from a Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, a Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so a Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, a Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

The Funds intend to distribute at least annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by a Fund will generally be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at the corporate rate, but a Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by a Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, a Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of a Fund’s next taxable year, and the excess (if any) of a Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of a Fund’s next taxable year. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

As of June 30, 2021, the Funds had net capital loss carryforwards not subject to expiration as summarized in the table below.

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
Emles Alpha Opportunities ETF	-	-	-
Emles Luxury Goods ETF	-	-	-
Emles Federal Contractors ETF	-	-	-
Emles Real Estate Credit ETF	133,246	-	133,246
Emles @Home ETF	-	-	-
Emles Made in America ETF	-	-	-

Fund Distributions. Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Funds’ shares are generally subject to federal income tax as described herein to the extent they do not exceed the Funds’ realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at reduced maximum tax rates. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For non-corporate shareholders, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” a Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. A dividend will not be treated as qualified dividend income (at either a Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by a Fund during any taxable year represents 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Certain dividends received by a Fund on stock of U.S. corporations (generally, dividends received by a Fund in respect of any share of stock (1) as to which a Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends-received deduction, which is generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends-received deduction by a Fund. In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares.

Since each Fund’s income is derived primarily from sources that do not pay dividends or from non-U.S. sources, it is not expected that a substantial portion of dividends paid by any Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

To the extent that a Fund makes a distribution of income received by a Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. The trading strategies of certain Funds may limit their ability to distribute dividends eligible for the reduced rates applicable to qualified dividend income.

Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If a Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund.

A Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the Adviser or Sub-Adviser might not otherwise have chosen to do so.

Certain Foreign Currency Tax Issues. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described above if such gains are not directly related to a Fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss.

The gains and losses may increase or decrease the amount of a Fund’s income to be distributed to its shareholders as ordinary income.

A Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of a Fund and is not part of a straddle transaction and (ii) a Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 contracts and are entered into by a Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, a Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by a Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of that Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

If a Fund holds shares in a passive foreign investment company (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

A Fund may be eligible to treat a PFIC as a qualified electing fund (“QEF”) under the Code in which case, in lieu of the foregoing requirements, such Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. Pursuant to recently issued Treasury regulations, such amounts included in income each year by a Fund will be “qualifying income”, even if not distributed to the Fund, to the extent such income is derived with respect to such Fund’s business of investing in stock, securities or currencies. In order to make the QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the Fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

A U.S. person that owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the Controlled Foreign Corporation (“CFC”) provisions of the Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” If a Fund is a “U.S. Shareholder” of a CFC, a Fund will be required to include in its gross income for United States federal income tax purposes the CFCs “subpart F income” (described below), whether or not such income is distributed by the CFC. “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. A Fund’s recognition of “subpart F income” will increase a Fund’s tax basis in the CFC. Distributions by a CFC to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce a Fund’s tax basis in the CFC. “Subpart F income” is generally treated as ordinary income, regardless of the character of the CFC’s underlying income. Pursuant to recently issued Treasury regulations, the “Subpart F income” of each Fund attributable to its investment in a CFC is “qualifying income” to such Fund to the extent that such income is derived with respect to such Fund’s business of investing in stock, securities or currencies.

In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in the CFC by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of a Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Code) 10% or more of the total combined voting power of all classes of voting stock or 10% or more of the total value of shares of all classes of stock of a foreign corporation that is a CFC for an uninterrupted period of thirty (30) days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if a Fund invests in REITs that hold residual interests in REMICs. Under the Tax Act, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available.

Non-U.S. Shareholders. In general, dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Under legislation generally known as FATCA (the Foreign Account Tax Compliance Act), unless certain non-U.S. entities that hold Fund Shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, described above, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any cash paid for such Creation Units. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Units may be treated as ordinary income or loss. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of any securities or non-U.S. currency received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Units may not be currently deducted, under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency for U.S. federal income tax purposes who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of a Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Certain Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Cost Basis Reporting. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC. Please refer to the section of this SAI entitled “Taxes – Foreign Investments” for a more detailed explanation of the CFC reporting rules.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Each Fund generally values: (i) equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded; (ii) unlisted equity securities (including preferred stock) at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price; and (iii) short-term debt securities with remaining maturities of 60 days or less at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of the Funds that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by a Fund. In addition, each Fund may invest in money market funds which are valued at their NAV per share and Affiliated ETPs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with a Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

The sale price a Fund could receive for a security or other asset may differ from a Fund’s valuation of the security or other asset and/or from the value used by its index (if applicable), particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, particularly for a Fund holding foreign securities or assets, the value of the securities or other assets in such Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell a Fund’s shares. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investment may also be impacted by technological issues, pricing methodology issues and/or errors by pricing services or other third-party service providers. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay out dividends, if any, on a monthly or quarterly basis as described in each Fund’s Prospectus, but in any event no less frequently than annually. Nonetheless, a Fund might not make a dividend payment every month or quarter, as applicable.

The Funds intend to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The financial statements of the Funds are included in the Funds’ most recent annual report to shareholders for the fiscal period ended June 30, 2021, including the notes thereto, and the report of Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, thereon, are incorporated by reference into this SAI. These financial statements include the Funds’ schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, and notes. You may obtain a copy of the Funds’ annual or semi-annual report without charge by calling (833) 673-2661 or visiting the Funds’ website at www.emles.com.

APPENDIX A

SECURITIES RATINGS

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s and S&P Global Ratings.

Moody’s Ratings*

●	Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal risk.

●	Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

●	A—Obligations rated A are judged to be upper-medium-grade and are subject to low credit risk.

●	Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.

●	Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

●	B—Obligations rated B are considered speculative and are subject to high credit risk.

●	Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

●	Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery in principal and interest.

●	C—Obligations rated C are the lowest-rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.

*Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P Global Ratings*

●	AAA—An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

●	AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

●	A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

●	BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

●	BB; B; CCC; CC; and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

●	BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

●	B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

●	CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

●	CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

●	C—An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

●	D—An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

●	NR—This indicates that a rating has not been assigned or is no longer assigned.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

APPENDIX B

EMLES ADVISORS LLC

PROXY VOTING POLICIES AND PROCEDURES

I. Governing Standards

The Registered Fund have delegated to the Adviser the responsibility for voting Fund securities. Private Fund may delegate such responsibility to the Adviser. As a fiduciary, an investment adviser with proxy voting authority has a duty to monitor corporate events and to vote proxies, as well as a duty to cast votes in the best interest of clients and not subrogate client interests to its own interests. The Adviser has adopted these written proxy voting policies and procedures (the “Proxy Policy”) as required under Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy, which has been designed to ensure that the Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures to mitigate conflicts of interests between clients and the Adviser and its affiliated persons11 when voting proxies.

For the avoidance of doubt, the Proxy Policy applies to shareholder votes and consents that the Adviser has authority to exercise on behalf of the Fund, including votes and consents for private entities that do not involve proxies. All references to votes by proxy in this Proxy Policy shall be interpreted to include both votes by proxy and votes and consents that do not involve proxies.

II. Delegation by the Fund

The Board, on behalf of the Registered Fund, has determined to delegate proxy voting decisions to the Adviser and has adopted the Proxy Policy to govern the voting of the Fund proxies.

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III. Policy

The Proxy Policy applies to those client accounts that contain voting securities and for which the Adviser has been delegated the authority to vote client proxies. When voting proxies for client accounts, the Adviser’s primary objective is to make voting decisions solely in the best interest of all clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Glass, Lewis & Co. (“Glass Lewis” or “Proxy Voting Service”), to assist it in researching, recordkeeping and voting of proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to the Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to an applicable set of guidelines, the Glass Lewis’ Proxy Voting Summary Guidelines (“Glass Lewis Guidelines”). The Glass Lewis Guidelines are intended to provide a general overview by highlighting the key policies that Glass Lewis applies to companies listed in the applicable geographic region. However, Glass Lewis’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors. These guidelines have been approved by the Adviser and, although the Adviser intends to vote consistently with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, the Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, as in the case of votes involving private issuers, the Adviser may determine to vote on the proposals directly and will do so in a manner consistent with the principles set forth in this Proxy Policy.

1 A firm’s affiliated persons are defined in this Proxy Policy to include: (1) all officers, partners, directors (or any person performing similar functions); (2) all persons directly or indirectly controlling, controlled by or under common control with the adviser; and (3) all current employees.

The Adviser may determine not to vote a proxy if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual’s account portfolio or in the aggregate with all clients; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) the Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In addition, neither the Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that the Adviser is aware of a material vote on behalf of a client with respect to securities on loan by the custodian, the Adviser will call back the loan to vote the proxy if the Adviser determines that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan, and if time permits.

The Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than Adviser personnel or the Proxy Voting Service.

IV. Conflicts of Interest Procedures

For voting of securities, the Adviser believes that application of the Glass Lewis Guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest since the Glass Lewis Guidelines are predetermined. As a general practice, the Adviser will vote in accordance with the voting recommendation provided by Glass Lewis. In the event that the Adviser wishes to vote against the independent voting recommendation, the Adviser requires CCO approval prior to a vote being cast.

Upon the identification or notice received by the CCO that there is a potential conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the potential conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Glass Lewis Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material potential conflict of interest, the CCO has final decision-making authority regarding the Adviser’s course of action for the proxy. The CCO will seek to cause the proxy to be voted in a manner consistent with the client’s best interests.

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V. Review

The Adviser will supervise and, no less frequently than annually, review its proxy voting activities and the implementation of the Proxy Policy.

VI. Registered Fund Filings

Each Registered Fund is generally required to describe in its registration statement the policies and procedures that the Registered Fund uses to determine how to vote proxies relating to portfolio securities, including the procedures that it uses when a vote presents a conflict. The Registered Fund are also required to include in the registration statement any policies and procedures of the Registered Fund’s investment adviser, or any other third party, that the Registered Fund uses, or that are used on the Registered Fund’s behalf, to determine how to vote proxies relating to portfolio securities. For this reason, this Proxy Policy is typically included as an exhibit to the Registered Fund statements of additional information.

In addition, each Registered Fund is required to disclose annually the Registered Fund’s complete proxy voting record on Form N-PX, which provides information relating to how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period. The Adviser is responsible for ensuring that it maintains or causes to be maintained appropriate documentation for these purposes. The Adviser may work with a Registered Fund’s administrator to prepare and submit this filing to the SEC.

VII. Recordkeeping

The Adviser must maintain (or must ensure that Glass Lewis maintains) the documentation to support its proxy voting decisions and votes cast on behalf of the Fund for a period of not less than six years, the first two years at its principal place of business.

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